Quarterly portfolio holdings
John Hancock
Opportunistic Fixed Income Fund
Fixed income
May 31, 2026
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Fund’s investments

As of 5-31-26 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
U.S. Government and Agency obligations 30.3%					$45,893,994
(Cost $45,920,317)
U.S. Government 7.4%					11,183,008
U.S. Treasury
Bond	3.625	05-15-53		55,000	43,579
Bond (A)	4.625	02-15-46		3,920,000	3,743,600
Bond (A)	4.750	02-15-56		134,500	129,624
Inflation Protected Security	0.125	02-15-51		621,276	331,668
Inflation Protected Security	0.250	02-15-50		2,619,299	1,491,105
Inflation Protected Security	0.750	02-15-42		2,176,711	1,684,623
Inflation Protected Security	2.125	02-15-54		639,976	564,614
Inflation Protected Security	2.375	02-15-56		3,162,629	2,944,394
Note (A)	4.125	02-15-36		212,500	207,287
Note	4.500	05-31-29		42,000	42,514
U.S. Government Agency 22.9%					34,710,986
Federal Home Loan Mortgage Corp.
15 Yr Pass Thru	5.000	07-01-40		41,548	41,843
15 Yr Pass Thru	5.500	09-01-40		325,878	332,782
Federal National Mortgage Association
15 Yr Pass Thru (B)	4.000	TBA		210,000	203,889
15 Yr Pass Thru (B)	4.500	TBA		307,000	303,762
15 Yr Pass Thru (B)	5.000	TBA		210,000	211,083
15 Yr Pass Thru	5.000	08-01-40		128,641	129,472
15 Yr Pass Thru (B)	5.500	TBA		275,000	279,984
15 Yr Pass Thru	6.000	07-01-38		86,579	89,384
15 Yr Pass Thru	6.000	09-01-38		77,877	80,254
30 Yr Pass Thru (B)	2.000	TBA		2,535,000	2,028,297
30 Yr Pass Thru (B)	2.500	TBA		740,000	619,721
30 Yr Pass Thru (B)	3.000	TBA		659,838	576,533
30 Yr Pass Thru (B)	3.500	TBA		250,000	227,178
30 Yr Pass Thru (B)	3.500	TBA		250,000	227,363
30 Yr Pass Thru (B)	4.000	TBA		240,000	224,588
30 Yr Pass Thru (B)	4.000	TBA		495,000	463,656
30 Yr Pass Thru (B)	4.500	TBA		3,150,000	3,024,984
30 Yr Pass Thru (B)	5.000	TBA		12,980,000	12,775,150
30 Yr Pass Thru (B)	5.500	TBA		7,562,000	7,598,629
30 Yr Pass Thru (B)	6.000	TBA		435,000	444,176
30 Yr Pass Thru (B)	6.500	TBA		917,000	952,820
Government National Mortgage Association
30 Yr Pass Thru (B)	2.500	TBA		171,000	146,353
30 Yr Pass Thru	2.500	10-20-51		72,856	62,404
30 Yr Pass Thru (B)	3.000	TBA		1,575,000	1,400,476
30 Yr Pass Thru (B)	4.000	TBA		160,000	148,819
30 Yr Pass Thru (B)	4.000	TBA		440,000	409,475
30 Yr Pass Thru (B)	4.500	TBA		595,000	572,986
30 Yr Pass Thru (B)	5.000	TBA		895,000	885,337

30 Yr Pass Thru (B)	6.000	TBA		245,000	249,588
Foreign government obligations 42.6%					$64,475,024
(Cost $63,495,745)
Argentina 0.6%					884,925
Republic of Argentina
Bond (4.125% to 7-29-27, then 4.750% to 7-29-28, then 5.000% thereafter)	4.125	07-09-35		750,000	577,125
Bond (4.125% to 7-9-27, then 4.750% to 7-9-28, then 5.000% thereafter)	4.125	07-09-35		400,000	307,800
Australia 4.0%					6,080,427
Commonwealth of Australia
Bond	1.000	12-21-30	AUD	5,460,000	3,364,642
2	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Australia (continued)
Bond	1.500	06-21-31	AUD	2,595,000	$1,612,913
Bond	1.750	06-21-51	AUD	1,350,000	491,793
Inflation-Linked Bond	1.285	02-21-50	AUD	1,025,000	611,079
Brazil 6.0%					9,074,890
Federative Republic of Brazil
Bill (C)	13.600	01-01-28	BRL	2,742,000	442,614
Bill (C)	13.636	01-01-30	BRL	390,000	48,536
Note	6.000	05-15-35	BRL	4,558,000	3,827,942
Note	6.000	05-15-55	BRL	1,105,000	883,994
Note	10.000	01-01-29	BRL	5,522,000	1,054,253
Note	10.000	01-01-31	BRL	591,000	107,189
Note	10.000	01-01-33	BRL	251,000	43,585
Note	10.000	01-01-35	BRL	7,743,000	1,304,432
Note	10.000	01-01-37	BRL	8,309,000	1,362,345
Bulgaria 0.1%					157,736
Republic of Bulgaria
Bond	1.375	09-23-50	EUR	71,000	45,651
Bond	4.125	05-07-38	EUR	96,000	112,085
Chile 0.0%					24,039
Republic of Chile
Bond	6.000	01-01-43	CLP	20,000,000	24,039
Colombia 3.1%					4,721,416
Republic of Colombia
Bond	3.750	02-25-37	COP	3,310,047,103	697,617
Bond	4.750	04-04-35	COP	4,600,264,716	1,084,224
Bond	5.000	09-19-32	EUR	110,000	123,537
Bond	5.625	02-19-36	EUR	315,000	348,147
Bond	6.250	07-09-36	COP	104,300,000	17,495
Bond	7.000	03-26-31	COP	27,800,000	5,748
Bond	7.000	06-30-32	COP	8,131,800,000	1,595,877
Bond	7.250	10-18-34	COP	594,700,000	110,420
Bond	7.750	09-18-30	COP	175,200,000	37,978
Bond	9.250	05-28-42	COP	825,600,000	165,129
Bond	11.750	01-24-35	COP	512,000,000	124,716
Bond	12.500	02-27-30	COP	730,500,000	187,490
Bond	13.250	02-09-33	COP	851,500,000	223,038
Czech Republic 2.7%					4,129,843
Czech Republic
Bond	1.200	03-13-31	CZK	760,000	31,757
Bond	1.500	04-24-40	CZK	2,660,000	83,204
Bond	1.950	07-30-37	CZK	960,000	34,684
Bond	2.000	10-13-33	CZK	3,610,000	145,606
Bond	2.750	07-23-29	CZK	1,060,000	48,951
Bond	3.000	03-03-33	CZK	460,000	20,129
Bond	3.500	05-30-35	CZK	38,780,000	1,699,504
Bond	3.500	05-30-35	CZK	32,500,000	1,424,288
Bond	4.000	04-04-44	CZK	200,000	8,255
Bond	4.200	12-04-36	CZK	1,400,000	63,988
Bond	4.250	10-24-34	CZK	370,000	17,242
Bond	4.500	11-11-32	CZK	1,050,000	50,432
Bond	4.900	04-14-34	CZK	460,000	22,485
Bond	5.300	09-19-35	CZK	7,210,000	360,043
Bond	6.200	06-16-31	CZK	2,290,000	119,275
Hungary 0.2%					277,817
Republic of Hungary
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	3

	Rate (%)	Maturity date		Par value^	Value
Hungary (continued)
Bond	3.000	10-27-38	HUF	7,460,000	$19,399
Bond	3.000	10-27-38	HUF	12,330,000	32,062
Bond	4.750	11-24-32	HUF	43,760,000	138,668
Bond	7.000	10-24-35	HUF	17,860,000	65,665
Bond	7.000	10-24-35	HUF	5,990,000	22,023
Iceland 0.8%					1,289,588
Republic of Iceland
Bond	4.500	02-17-42	ISK	24,205,000	153,895
Bond	6.500	02-15-38	ISK	142,620,000	1,135,693
India 0.5%					784,169
Republic of India
Bond	6.330	05-05-35	INR	20,010,000	201,511
Bond	6.480	10-06-35	INR	6,680,000	67,320
Bond	6.790	10-07-34	INR	4,460,000	46,044
Bond	6.940	05-11-36	INR	10,260,000	107,736
Bond	7.180	07-24-37	INR	4,080,000	43,202
Bond	7.300	06-19-53	INR	31,720,000	318,356
Indonesia 1.0%					1,511,136
Republic of Indonesia
Bond	1.300	03-23-34	EUR	100,000	93,464
Bond	5.125	05-29-38	EUR	245,000	292,549
Bond	5.690	05-29-36		200,000	203,911
Bond	5.875	03-15-31	IDR	1,567,000,000	84,537
Bond	6.375	04-15-32	IDR	1,169,000,000	63,912
Bond	6.500	04-15-36	IDR	442,000,000	24,332
Bond	6.625	05-15-33	IDR	732,000,000	40,471
Bond	6.625	02-15-34	IDR	1,885,000,000	104,113
Bond	6.750	07-15-35	IDR	1,874,000,000	103,663
Bond	6.875	04-15-29	IDR	694,000,000	38,953
Bond	7.000	02-15-33	IDR	2,530,000,000	142,569
Bond	7.125	06-15-38	IDR	906,000,000	51,359
Bond	7.125	08-15-40	IDR	470,000,000	26,877
Bond	7.125	06-15-42	IDR	181,000,000	10,260
Bond	7.125	06-15-43	IDR	830,000,000	47,306
Bond	7.125	08-15-45	IDR	650,000,000	37,258
Bond	7.500	08-15-32	IDR	1,234,000,000	71,264
Bond	7.500	06-15-35	IDR	420,000,000	24,455
Bond	8.250	05-15-36	IDR	320,000,000	19,698
Bond	8.375	03-15-34	IDR	496,000,000	30,185
Japan 1.8%					2,760,350
Government of Japan
Bond	2.800	06-20-55	JPY	207,850,000	1,058,100
Bond	3.200	09-20-55	JPY	60,200,000	332,707
Bond	3.400	12-20-55	JPY	132,600,000	762,278
Bond	3.700	03-20-56	JPY	99,850,000	607,265
Malaysia 0.8%					1,269,347
Government of Malaysia
Bond	2.632	04-15-31	MYR	176,000	42,853
Bond	3.502	05-31-27	MYR	205,000	51,910
Bond	3.519	04-20-28	MYR	479,000	121,530
Bond	3.582	07-15-32	MYR	653,000	165,344
Bond	3.757	05-22-40	MYR	435,000	108,206
Bond	3.828	07-05-34	MYR	584,000	149,637
Bond	3.885	08-15-29	MYR	629,000	161,488
Bond	3.900	11-30-26	MYR	454,000	115,047
4	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Malaysia (continued)
Bond	3.906	07-15-26	MYR	77,000	$19,440
Bond	4.254	05-31-35	MYR	303,000	80,062
Bond	4.457	03-31-53	MYR	109,000	29,059
Bond	4.642	11-07-33	MYR	158,000	42,591
Bond	4.696	10-15-42	MYR	38,000	10,470
Bond	4.762	04-07-37	MYR	443,000	121,735
Bond	4.893	06-08-38	MYR	180,000	49,975
Mexico 4.5%					6,775,993
Government of Mexico
Bill (C)	6.945	01-21-27	MXN	1,124,810	62,097
Bill (C)	6.969	02-04-27	MXN	6,138,650	337,957
Bill (C)	7.218	07-08-27	MXN	621,170	33,140
Bill (C)	7.585	10-28-27	MXN	4,219,720	219,224
Bond	2.250	08-12-36	EUR	100,000	92,508
Bond	3.875	05-16-31	EUR	110,000	126,961
Bond	4.500	03-19-34	EUR	100,000	115,926
Bond	6.350	02-09-35		200,000	203,690
Bond	6.400	05-07-54		200,000	186,980
Bond	7.750	05-29-31	MXN	4,967,300	277,137
Bond	7.750	11-13-42	MXN	2,566,200	125,478
Bond	8.000	04-15-32	MXN	73,139,900	4,045,346
Bond	8.000	02-21-36	MXN	6,291,100	335,246
Bond	8.000	11-07-47	MXN	1,209,600	59,350
Bond	8.000	11-07-47	MXN	654,800	32,128
Bond	8.000	07-31-53	MXN	924,000	44,856
Bond	8.000	04-29-55	MXN	1,626,900	78,816
Bond	8.500	03-01-29	MXN	742,900	43,376
Bond	8.500	05-31-29	MXN	2,420,500	141,167
Bond	8.500	11-18-38	MXN	3,986,600	214,610
Morocco 0.2%					234,412
Kingdom of Morocco
Bond	4.750	04-02-35	EUR	100,000	117,344
Bond (D)	5.125	05-26-38	EUR	100,000	117,068
New Zealand 5.6%					8,467,594
Government of New Zealand
Bond	1.500	05-15-31	NZD	9,885,000	5,244,313
Bond	4.250	05-15-36	NZD	4,015,000	2,348,310
Bond	5.000	05-15-54	NZD	1,490,000	874,971
Norway 2.2%					3,266,314
Kingdom of Norway
Bond (D)	1.250	09-17-31	NOK	35,360,000	3,266,314
Paraguay 0.0%					47,012
Republic of Paraguay
Bond (D)	8.500	04-04-38	PYG	299,000,000	47,012
Peru 0.1%					166,617
Republic of Peru
Bond	5.350	08-12-40	PEN	102,000	25,458
Bond	5.400	08-12-34	PEN	62,000	17,525
Bond	6.900	08-12-37	PEN	232,000	68,791
Bond (D)	7.600	08-12-39	PEN	178,000	54,843
Philippines 0.2%					295,919
Republic of the Philippines
Bond	1.200	04-28-33	EUR	100,000	97,496
Bond	1.750	04-28-41	EUR	245,000	198,423
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	5

	Rate (%)	Maturity date		Par value^	Value
Poland 0.7%					$1,035,017
Republic of Poland
Bond	1.750	04-25-32	PLN	131,000	29,892
Bond	4.500	01-25-31	PLN	701,000	188,898
Bond	5.000	10-25-34	PLN	440,000	117,480
Bond	5.000	10-25-35	PLN	276,000	72,886
Bond	5.250	04-25-36	PLN	351,000	93,979
Bond	6.000	10-25-33	PLN	279,000	79,826
Bond (Polish Short Term Rate) (E)	3.537	09-25-28	PLN	1,667,000	452,056
Romania 0.6%					838,841
Republic of Romania
Bond	2.625	12-02-40	EUR	85,000	66,179
Bond	2.875	04-13-42	EUR	85,000	66,326
Bond	4.750	10-11-34	RON	460,000	88,626
Bond	6.700	02-25-32	RON	235,000	51,886
Bond	6.750	04-25-35	RON	630,000	138,741
Bond	6.750	07-11-39	EUR	290,000	355,786
Bond	8.250	09-29-32	RON	300,000	71,297
Serbia 0.2%					293,270
Republic of Serbia
Bond (D)	4.250	05-06-31	EUR	124,000	144,076
Bond (D)	4.875	05-06-38	EUR	130,000	149,194
South Africa 1.2%					1,755,262
Republic of South Africa
Bond	6.250	03-31-36	ZAR	2,250,000	117,689
Bond	7.000	02-28-31	ZAR	2,409,000	142,936
Bond	7.000	02-28-31	ZAR	3,784,000	224,521
Bond	8.000	01-31-30	ZAR	1,967,000	121,925
Bond	8.250	03-31-32	ZAR	1,222,000	75,814
Bond	8.500	01-31-37	ZAR	4,841,000	293,836
Bond	8.750	01-31-44	ZAR	5,262,000	314,666
Bond	8.750	02-28-48	ZAR	1,087,000	65,203
Bond	9.000	01-31-40	ZAR	709,000	43,823
Bond	9.875	03-31-39	ZAR	3,526,000	230,961
Bond (3 month JIBAR + 0.960%) (E)	7.643	09-17-30	ZAR	1,000,000	61,936
Bond (3 month JIBAR + 1.300%) (E)	8.058	07-11-27	ZAR	1,000,000	61,952
South Korea 2.6%					3,976,967
Republic of Korea
Bond	2.625	06-10-35	KRW	3,067,310,000	1,813,718
Bond	3.250	12-10-35	KRW	3,486,710,000	2,163,249
Thailand 0.7%					1,020,423
Kingdom of Thailand
Bond	1.000	06-17-27	THB	990,000	30,391
Bond	1.585	12-17-35	THB	2,125,000	60,954
Bond	1.600	12-17-29	THB	605,000	18,608
Bond	1.600	06-17-35	THB	799,000	23,104
Bond	1.840	05-17-36	THB	1,945,000	57,120
Bond	2.000	12-17-31	THB	1,744,000	53,991
Bond	2.000	06-17-42	THB	618,000	16,644
Bond	2.410	03-17-35	THB	4,466,000	138,420
Bond	2.500	11-17-29	THB	2,265,000	71,824
Bond	2.800	06-17-34	THB	1,075,000	34,378
Bond	2.875	12-17-28	THB	2,194,000	69,933
Bond	2.875	06-17-46	THB	703,000	20,646
Bond	2.980	06-17-45	THB	2,014,000	60,827
Bond	3.300	06-17-38	THB	1,968,000	64,624
6	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Thailand (continued)
Bond	3.350	06-17-33	THB	5,888,000	$196,085
Bond	3.450	06-17-43	THB	2,188,000	70,903
Bond	4.875	06-22-29	THB	944,000	31,971
Turkey 0.2%					243,350
Republic of Turkey
Bond	26.200	10-05-33	TRY	5,159,320	91,325
Bond (Turkish Lira Overnight Reference Rate) (E)	41.503	06-16-27	TRY	6,877,000	152,025
United Arab Emirates 0.1%					136,205
Government of Abu Dhabi
Bond	3.125	09-30-49		200,000	136,205
United Kingdom 1.9%					2,880,840
United Kingdom of Great Britain
Bond	0.500	10-22-61	GBP	3,575,000	1,155,787
Bond	1.125	10-22-73	GBP	525,000	208,071
Bond	5.375	01-31-56	GBP	1,150,000	1,516,982
Zambia 0.0%					75,305
Republic of Zambia
Bond	0.500	12-31-53		95,000	75,305

Corporate bonds 12.6%					$19,034,608
(Cost $19,034,790)
Australia 0.0%					10,502
Fortescue Treasury Pty, Ltd. (D)	4.375	04-01-31		11,000	10,502
Bermuda 0.1%					154,017
Transocean International, Ltd. (D)(F)	8.750	02-15-30		147,000	154,017
Brazil 0.1%					158,025
BRF SA	5.750	09-21-50		200,000	158,025
Canada 0.7%					1,064,240
AltaGas, Ltd. (7.200% to 10-15-34, then 5 Year CMT + 3.573%) (D)	7.200	10-15-54		79,000	82,324
Bausch Health Companies, Inc. (D)	4.875	06-01-28		25,000	23,117
Bell Canada (B)	5.450	11-15-36		215,000	215,556
Emera, Inc. (6.750% to 6-15-26, then 3 month LIBOR + 5.440% to 6-15-46, then 3 month LIBOR + 6.190%)	6.750	06-15-76		122,000	122,028
Enbridge, Inc. (5.750% to 7-15-30, then 5 Year CMT + 5.314% to 7-15-50, then 5 Year CMT + 6.064%)	5.750	07-15-80		120,000	121,057
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%)	8.500	01-15-84		45,000	51,465
Garda World Security Corp. (D)	6.000	06-01-29		9,000	8,806
goeasy, Ltd. (D)	6.875	05-15-30		7,000	6,285
goeasy, Ltd. (D)	6.875	02-15-31		80,000	70,779
goeasy, Ltd. (D)(F)	7.375	10-01-30		140,000	125,714
Great Canadian Gaming Corp. (D)	8.750	11-15-29		16,000	15,780
South Bow Canadian Infrastructure Holdings, Ltd. (7.625% to 3-1-30, then 5 Year CMT + 3.949%)	7.625	03-01-55		32,000	33,441
TELUS Corp. (7.000% to 10-15-35, then 5 Year CMT + 2.709%)	7.000	10-15-55		35,000	36,025
Transcanada Trust (5.600% to 3-7-32, then 5 Year CMT + 3.986% to 3-7-52, then 5 Year CMT + 4.736%)	5.600	03-07-82		121,000	119,793
Transcanada Trust (5.875% to 8-15-26, then 3 month LIBOR + 4.640% to 8-15-46, then 3 month LIBOR + 5.390%)	5.875	08-15-76		32,000	32,070
Cayman Islands 0.0%					14,517
Azorra Finance, Ltd. (D)	7.250	01-15-31		7,000	7,153
Diamond Foreign Asset Company (D)	8.500	10-01-30		7,000	7,364
China 0.0%					22,815
CIFI Holdings Group Company, Ltd., Zero Coupon	0.000	06-30-27		68,900	6,546
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	7

	Rate (%)	Maturity date		Par value^	Value
China (continued)
Country Garden Holdings Company, Ltd. (0.000% Cash and 1.250% PIK)	1.250	12-31-36		204,081	$15,380
Country Garden Holdings Company, Ltd. (0.000% Cash and 2.250% PIK)	2.250	12-31-34		11,472	889
France 0.1%					218,238
Altice France SA (D)	6.500	04-15-32		12,000	11,678
Electricite de France SA (D)	6.250	04-22-66		210,000	206,560
Ireland 0.3%					404,389
BMS Ireland Capital Funding DAC	4.581	11-10-55	EUR	340,000	389,020
TrueNoord Capital DAC (D)	8.750	03-01-30		15,000	15,369
Japan 0.2%					230,127
Sumitomo Mitsui Financial Group, Inc. (5.334% to 3-3-36, then 5 Year CMT + 1.300%)	5.334	03-03-41		235,000	230,127
Luxembourg 0.2%					354,105
Alstria Sarl	5.500	03-20-31	EUR	100,000	115,833
ArcelorMittal SA	5.375	05-19-36		130,000	129,296
CPI Property Group SA (7.500% to 6-24-31, then 5 Year EURIBOR ICE Swap Rate + 5.232% to 6-24-36, then 5 Year EURIBOR ICE Swap Rate + 5.482% to 6-24-46, then 5 Year EURIBOR ICE Swap Rate + 6.232%) (G)	7.500	03-26-31	EUR	100,000	108,976
Netherlands 0.1%					115,608
Stellantis NV (6.875% to 3-16-34, then 5 Year EURIBOR ICE Swap Rate + 4.239% to 3-16-39, then 5 Year EURIBOR ICE Swap Rate + 4.489% to 3-16-54, then 5 Year EURIBOR ICE Swap Rate + 5.239%) (G)	6.875	12-16-33	EUR	100,000	115,608
Singapore 0.1%					93,403
IBM International Capital Pte, Ltd.	5.250	02-05-44		100,000	93,403
Spain 0.1%					201,358
Banco Santander SA (7.250% to 6-3-36, then 5 Year CMT + 2.837%) (G)	7.250	12-03-35		200,000	201,358
Supranational 0.0%					74,458
Asian Development Bank (C)	5.640	11-10-40	PLN	100,000	12,336
Inter-American Development Bank	6.750	01-22-36	INR	3,000,000	29,387
International Bank for Reconstruction & Development	6.500	10-01-37	INR	500,000	4,676
International Bank for Reconstruction & Development	6.500	10-01-37	INR	3,000,000	28,059
United Arab Emirates 0.2%					285,877
Abu Dhabi Crude Oil Pipeline LLC	4.600	11-02-47		200,000	177,676
DP World, Ltd.	6.850	07-02-37		100,000	108,201
United Kingdom 0.6%					847,202
Howden UK Refinance PLC (D)	8.125	02-15-32		200,000	184,959
HSBC Holdings PLC (6.750% to 5-18-33, then 5 Year CMT + 2.513%) (G)	6.750	11-18-32		210,000	210,894
Standard Chartered PLC (D)	5.300	01-09-43		200,000	185,167
Standard Chartered PLC (7.000% to 12-8-33, then 5 Year CMT + 2.672%) (D)(G)	7.000	06-08-33		265,000	266,182
United States 9.8%					14,785,727
Acadia Healthcare Company, Inc. (D)	5.000	04-15-29		9,000	8,807
Acadia Healthcare Company, Inc. (D)(F)	7.375	03-15-33		7,000	7,181
Acrisure LLC (D)	6.750	07-01-32		60,000	57,939
Advanced Micro Devices, Inc.	4.393	06-01-52		90,000	75,305
Aircastle, Ltd. (5.250% to 9-15-26, then 5 Year CMT + 4.410% to 9-15-31, then 5 Year CMT + 4.660% to 9-15-46, then 5 Year CMT + 5.160%) (D)(G)	5.250	06-28-26		48,000	47,953
Alliant Holdings Intermediate LLC (D)	7.000	01-15-31		14,000	14,211
Alliant Holdings Intermediate LLC (D)	7.375	10-01-32		125,000	124,361
Allied Universal Holdco LLC (D)	6.875	06-15-30		5,000	5,112
Allied Universal Holdco LLC (D)	7.875	02-15-31		81,000	84,686
Alphabet, Inc.	4.375	11-06-64	EUR	400,000	437,782
Alphabet, Inc.	4.800	05-11-63	EUR	125,000	146,510
Alphabet, Inc.	6.125	02-13-26	GBP	300,000	388,233
Amazon.com, Inc.	4.050	08-22-47		95,000	76,436
8	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
United States (continued)
Amazon.com, Inc.	4.450	03-16-45	EUR	100,000	$117,618
Amazon.com, Inc.	4.850	03-16-64	EUR	530,000	625,928
Amazon.com, Inc.	5.550	11-20-65		160,000	151,726
Amazon.com, Inc.	6.050	03-13-76		315,000	317,720
AmeriGas Partners LP (D)	9.375	06-01-28		38,000	38,929
Antero Midstream Partners LP (D)	6.625	02-01-32		20,000	20,401
Ashton Woods USA LLC (D)	6.875	08-01-33		130,000	127,449
Asurion LLC (D)(F)	8.000	12-31-32		12,000	12,513
Asurion LLC (D)	8.375	02-01-34		135,000	131,942
AthenaHealth Group, Inc. (D)	6.500	02-15-30		90,000	86,755
Avis Budget Car Rental LLC (D)(F)	8.375	06-15-32		83,000	84,753
Baxter International, Inc.	3.132	12-01-51		320,000	189,456
Black Pearl Compute LLC (D)	6.125	02-15-31		8,000	8,139
Block Communications, Inc. (D)	10.250	03-01-31		73,000	68,268
Booking Holdings, Inc.	3.875	03-21-45	EUR	120,000	124,537
Booking Holdings, Inc.	4.500	05-11-39	EUR	180,000	211,346
Booking Holdings, Inc.	4.500	05-09-46	EUR	110,000	123,476
Brandywine Operating Partnership LP (F)	6.125	01-15-31		65,000	60,955
Buckeye Partners LP	5.850	11-15-43		32,000	29,129
Builders FirstSource, Inc. (D)	6.750	05-15-35		125,000	126,245
Caterpillar, Inc.	3.803	08-15-42		90,000	75,038
CCO Holdings LLC (D)	4.750	02-01-32		19,000	16,938
CCO Holdings LLC (D)	5.375	06-01-29		2,000	1,963
CCO Holdings LLC (D)(F)	7.375	02-01-36		135,000	131,732
Celanese US Holdings LLC	7.000	02-15-31		15,000	15,546
Champ Acquisition Corp. (D)	8.375	12-01-31		26,000	27,254
Charter Communications Operating LLC	5.375	04-01-38		150,000	133,675
Cinemark USA, Inc. (D)(F)	7.000	08-01-32		11,000	11,386
Cipher Compute LLC (D)	7.125	11-15-30		13,000	13,552
Citigroup, Inc. (6.625% to 2-15-31, then 5 Year CMT + 3.001%) (G)	6.625	02-15-31		65,000	65,986
Citigroup, Inc. (7.625% to 11-15-28, then 5 Year CMT + 3.211%) (G)	7.625	11-15-28		33,000	34,384
Clarios Global LP (D)	6.750	09-15-32		10,000	10,244
Clearway Energy Operating LLC (D)	5.750	01-15-34		14,000	13,904
Cloud Software Group, Inc. (D)	6.500	03-31-29		4,000	3,969
Cloud Software Group, Inc. (D)	6.625	08-15-33		133,000	121,055
Cloud Software Group, Inc. (D)	8.250	06-30-32		105,000	103,085
Cloud Software Group, Inc. (D)	9.000	09-30-29		82,000	81,026
Clydesdale Acquisition Holdings, Inc. (D)	6.750	04-15-32		65,000	62,478
Clydesdale Acquisition Holdings, Inc. (D)	8.750	04-15-30		11,000	10,569
CMS Energy Corp. (4.750% to 6-1-30, then 5 Year CMT + 4.116%)	4.750	06-01-50		72,000	70,793
Comcast Corp.	2.887	11-01-51		230,000	134,245
Comcast Corp.	2.987	11-01-63		270,000	144,739
Comcast Corp.	5.650	06-01-54		130,000	119,799
Commercial Metals Company (D)	5.750	11-15-33		7,000	7,005
Community Health Systems, Inc. (D)	4.750	02-15-31		24,000	22,067
Community Health Systems, Inc. (D)	6.875	04-15-29		7,000	6,925
Community Health Systems, Inc. (D)	9.750	01-15-34		28,000	29,370
Concentra Health Services, Inc. (D)	6.875	07-15-32		7,000	7,245
Cougar JV Subsidiary LLC (D)	8.000	05-15-32		16,000	16,758
CP Atlas Buyer, Inc. (D)(F)	9.750	07-15-30		292,000	274,784
CP Atlas Buyer, Inc. (7.000% Cash and 5.750% PIK) (D)	12.750	01-15-31		8,613	6,466
CRC Insurance Group LLC (D)	7.125	06-01-31		120,000	120,338
CrossCountry Intermediate HoldCo LLC (D)	6.750	12-01-32		108,000	103,844
CVS Health Corp. (7.000% to 3-10-30, then 5 Year CMT + 2.886%)	7.000	03-10-55		48,000	50,012
Delta Air Lines, Inc.	5.250	07-10-30		75,000	75,843
Deluxe Corp. (D)	8.125	09-15-29		10,000	10,441
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	9

	Rate (%)	Maturity date	Par value^	Value
United States (continued)
Diamondback Energy, Inc.	5.750	04-18-54	58,000	$56,983
DIRECTV Financing LLC (D)	9.250	06-01-32	50,000	51,331
DIRECTV Financing LLC (D)	10.000	02-15-31	8,000	8,370
Discovery Global Holdings, Inc.	4.279	03-15-32	5,000	4,432
Discovery Global Holdings, Inc.	5.050	03-15-42	8,000	5,850
DISH DBS Corp. (D)	5.750	12-01-28	4,000	3,925
Dominion Energy, Inc. (4.350% to 4-15-27, then 5 Year CMT + 3.195%) (G)	4.350	01-15-27	134,000	133,718
EchoStar Corp.	6.750	11-30-30	96,668	98,740
Energy Transfer LP (8.000% to 5-15-29, then 5 Year CMT + 4.020%)	8.000	05-15-54	63,000	67,025
EQT Corp.	4.750	01-15-31	10,000	9,943
Esab Corp. (D)	5.625	04-01-31	11,000	11,054
EUSHI Finance, Inc. (7.625% to 12-15-29, then 5 Year CMT + 3.136%)	7.625	12-15-54	60,000	62,488
EZCORP, Inc. (D)	7.375	04-01-32	25,000	26,463
Fedex Freight Holding Company, Inc. (D)	5.250	03-15-36	75,000	73,164
Fidelity National Information Services, Inc.	3.100	03-01-41	105,000	76,605
First Eagle Holdings, Inc. (D)	7.250	08-15-32	13,000	13,179
FirstCash, Inc. (D)	4.625	09-01-28	8,000	7,886
FirstCash, Inc. (D)	5.625	01-01-30	8,000	7,988
FirstCash, Inc. (D)	6.125	05-01-34	10,000	10,008
Flowers Foods, Inc.	5.750	03-15-35	130,000	125,492
FMC Corp. (8.450% to 11-1-30, then 5 Year CMT + 4.366%)	8.450	11-01-55	80,000	59,637
Freedom Mortgage Holdings LLC (D)	6.875	05-01-31	65,000	63,002
Freedom Mortgage Holdings LLC (D)	7.875	04-01-33	30,000	29,293
Freedom Mortgage Holdings LLC (D)	9.125	05-15-31	24,000	24,848
General Motors Financial Company, Inc. (5.700% to 9-30-30, then 5 Year CMT + 4.997%) (G)	5.700	09-30-30	100,000	100,021
HA Sustainable Infrastructure Capital, Inc. (7.125% to 11-15-31, then 5 Year CMT + 3.478%)	7.125	11-15-56	53,000	53,561
HA Sustainable Infrastructure Capital, Inc. (8.000% to 6-1-31, then 5 Year CMT + 4.301%)	8.000	06-01-56	85,000	90,743
HUB International, Ltd. (D)	7.375	01-31-32	15,000	15,367
Hudson Pacific Properties LP	4.650	04-01-29	12,000	11,273
Humana, Inc. (6.625% to 9-15-31, then 5 Year CMT + 2.891%)	6.625	09-15-56	130,000	128,856
HUT 8 DC LLC (D)	6.192	11-15-42	180,000	182,147
IBM Corp.	4.900	07-27-52	215,000	183,614
iHeartCommunications, Inc. (D)	9.125	05-01-29	15,000	14,540
Industrial F&B Investments III, Inc. (D)	7.750	02-11-33	11,000	11,220
Kaiser Aluminum Corp. (D)	5.875	03-01-34	17,000	16,919
Keurig Dr. Pepper, Inc.	4.500	04-15-52	95,000	75,659
Kraft Heinz Foods Company	4.375	06-01-46	16,000	12,846
Lamar Media Corp.	4.000	02-15-30	11,000	10,563
LCM Investments Holdings II LLC (D)	8.250	08-01-31	8,000	8,348
Level 3 Financing, Inc. (D)	6.875	06-30-33	15,000	15,450
Level 3 Financing, Inc. (D)	7.500	02-15-37	5,000	5,154
Level 3 Financing, Inc. (D)	8.500	01-15-36	14,000	15,136
Liberty Utilities Company (D)	5.650	05-15-36	265,000	265,844
Lincoln National Corp. (9.250% to 3-1-28, then 5 Year CMT + 5.318%) (F)(G)	9.250	12-01-27	101,000	106,755
LSF12 Helix Parent LLC (D)	7.125	02-01-33	70,000	68,594
Matador Resources Company (D)	6.500	04-15-32	75,000	76,001
McAfee Corp. (D)	7.375	02-15-30	5,000	4,276
Medline Borrower LP (D)(F)	5.250	10-01-29	28,000	27,952
Meridian Arc Holdco LLC (D)	6.250	04-30-31	7,000	7,036
Meta Platforms, Inc.	4.650	08-15-62	85,000	65,500
Meta Platforms, Inc.	6.200	05-15-46	190,000	192,100
Meta Platforms, Inc.	6.300	05-15-56	230,000	232,072
Meta Platforms, Inc.	6.450	05-15-66	325,000	327,556
MetLife, Inc.	10.750	08-01-39	50,000	64,566
Microsoft Corp.	3.700	08-08-46	95,000	75,252
Miter Brands Acquisition Holdco, Inc. (D)	6.750	04-01-32	125,000	122,907
10	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
United States (continued)
MPT Operating Partnership LP (D)	8.500	02-15-32		65,000	$67,678
Navient Corp. (F)	7.875	06-15-32		120,000	111,622
NCL Corp., Ltd. (D)	6.250	09-15-33		97,000	93,000
NCL Corp., Ltd. (D)	6.750	02-01-32		73,000	72,339
Open Text Holdings, Inc. (D)	4.125	02-15-30		145,000	133,229
Open Text Holdings, Inc. (D)	4.125	12-01-31		80,000	69,826
Oracle Corp.	3.600	04-01-50		160,000	100,008
Oracle Corp.	3.850	04-01-60		100,000	60,386
Oracle Corp.	5.375	07-15-40		6,000	5,399
Oracle Corp.	5.700	02-04-36		4,000	3,930
Oracle Corp.	6.850	02-04-66		65,000	62,263
Owens-Brockway Glass Container, Inc. (D)(F)	7.250	05-15-31		65,000	63,913
Owens-Brockway Glass Container, Inc. (D)	7.375	06-01-32		65,000	62,383
Paramount Global	4.375	03-15-43		6,000	3,840
Paramount Global	5.500	05-15-33		8,000	7,166
Paramount Global (6.375% to 3-30-27, then 5 Year CMT + 3.999% to 3-30-32, then 5 Year CMT + 4.249% to 3-30-47, then 5 Year CMT + 4.999%)	6.375	03-30-62		174,000	147,683
Paramount Global	6.875	04-30-36		34,000	31,450
Penn Entertainment, Inc. (D)	4.125	07-01-29		15,000	14,359
PennyMac Financial Services, Inc. (D)	6.750	02-15-34		120,000	115,049
Permian Resources Operating LLC (D)	7.000	01-15-32		7,000	7,299
Petco Health & Wellness Company, Inc. (D)(F)	8.250	02-01-31		17,000	17,029
Planet Financial Group LLC (D)	10.500	12-15-29		60,000	60,086
Post Holdings, Inc. (D)	6.250	10-15-34		14,000	13,875
Puget Energy, Inc. (7.000% to 9-15-31, then 5 Year CMT + 2.961%) (D)	7.000	09-15-56		210,000	212,046
Puget Energy, Inc. (7.250% to 9-15-36, then 5 Year CMT + 2.848%) (D)	7.250	09-15-56		170,000	171,950
Quikrete Holdings, Inc. (D)	6.375	03-01-32		5,000	5,091
Range Resources Corp. (D)	4.750	02-15-30		4,000	3,914
RD Michigan Property Owner I LLC (D)	7.500	03-30-45		212,000	212,425
Rocket Software, Inc. (D)(F)	6.500	02-15-29		225,000	210,450
Rocket Software, Inc. (D)	9.000	11-28-28		8,000	8,069
Salesforce, Inc.	2.700	07-15-41		170,000	117,182
Salesforce, Inc.	2.900	07-15-51		195,000	115,401
Salesforce, Inc.	6.550	03-15-56		130,000	132,537
Scripps Escrow II, Inc. (D)(F)	5.375	01-15-31		9,000	6,316
Shift4 Payments, Inc.	5.500	05-15-33	EUR	100,000	114,500
Shift4 Payments, Inc. (D)	6.750	08-15-32		70,000	69,937
SM Energy Company (D)	6.750	08-01-29		15,000	15,379
Specialty Building Products Holdings LLC (D)	7.750	10-15-29		16,000	14,779
Staples, Inc. (D)	10.750	09-01-29		203,000	193,130
Star Parent, Inc. (D)	9.000	10-01-30		15,000	15,747
Stonebriar ABF Issuer LLC (D)	8.125	12-15-30		19,000	19,951
Sumisho Air Lease Corp. (4.125% to 12-15-26, then 5 Year CMT + 3.149%) (G)	4.125	12-15-26		65,000	64,023
Sunoco LP (D)	4.625	05-01-30		10,000	9,703
Sunoco LP (D)	7.000	05-01-29		5,000	5,162
Sword Purchaser LLC (D)	8.250	04-15-33		11,000	11,328
Sysco Corp.	3.150	12-14-51		105,000	67,089
Sysco Corp.	4.450	03-15-48		95,000	77,569
Talos Production, Inc. (D)	9.375	02-01-31		12,000	12,734
Tenet Healthcare Corp. (D)	5.500	11-15-32		72,000	71,709
Tenet Healthcare Corp. (D)	6.000	11-15-33		22,000	22,215
Tenet Healthcare Corp.	6.750	05-15-31		15,000	15,446
The Bank of New York Mellon Corp. (G)	7.166	06-20-26		36,000	36,110
The Campbell’s Company (F)	4.750	03-23-35		140,000	129,303
The Campbell’s Company	4.800	03-15-48		140,000	113,612
The EW Scripps Company (D)	9.875	08-15-30		95,000	90,700
The Goldman Sachs Group, Inc. (3.650% to 8-10-26, then 5 Year CMT + 2.915%) (G)	3.650	08-10-26		33,000	32,855
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	11

	Rate (%)	Maturity date		Par value^	Value
United States (continued)
The Goldman Sachs Group, Inc. (7.500% to 2-10-29, then 5 Year CMT + 3.156%) (G)	7.500	02-10-29		24,000	$25,253
The Goodyear Tire & Rubber Company	5.250	04-30-31		70,000	62,514
The Goodyear Tire & Rubber Company (F)	5.625	04-30-33		70,000	60,994
The Michaels Companies, Inc. (D)	8.500	03-15-33		65,000	63,459
TransDigm, Inc. (D)	6.375	05-31-33		72,000	72,691
Tronox, Inc. (D)(F)	4.625	03-15-29		8,000	6,372
Tronox, Inc. (D)	9.125	09-30-30		11,000	11,117
UKG, Inc. (D)	6.875	02-01-31		135,000	132,667
Univision Communications, Inc. (D)	8.875	04-15-33		137,000	136,477
USA Compression Partners LP (D)(F)	6.250	10-01-33		15,000	15,057
UWM Holdings LLC (D)	6.250	03-15-31		130,000	119,377
Velocity Vehicle Group LLC (D)	8.000	06-01-29		30,000	29,602
Venture Global LNG, Inc. (D)	8.375	06-01-31		17,000	17,690
Venture Global Plaquemines LNG LLC (D)	6.125	12-15-30		5,000	5,136
Venture Global Plaquemines LNG LLC (D)	6.500	06-15-34		10,000	10,436
Veritiv Operating Company (D)	10.500	11-30-30		125,000	128,253
Verizon Communications, Inc. (6.050% to 5-14-33, then 5 Year CMT + 1.813% to 5-14-38, then 5 Year CMT + 2.063% to 5-14-53, then 5 Year CMT + 2.813%)	6.050	05-14-58		25,000	25,322
Verizon Communications, Inc. (6.200% to 5-14-36, then 5 Year CMT + 2.042%)	6.200	05-14-56		53,000	53,799
Versant Media Group, Inc. (D)(F)	7.250	01-30-31		7,000	7,273
VoltaGrid LLC (D)	7.375	11-01-30		22,000	22,909
Walmart, Inc.	4.050	06-29-48		90,000	74,031
Windsor Holdings III LLC (D)	8.500	06-15-30		10,000	10,400

WULF Compute LLC (D)	7.750	10-15-30		83,000	87,213
Convertible bonds 9.3%					$14,083,260
(Cost $14,140,897)
Australia 0.1%					104,345
IREN, Ltd. (D)	1.000	06-01-33		66,000	93,803
IREN, Ltd. (D)	1.000	12-01-33		3,000	3,279
IREN, Ltd., Zero Coupon (D)	0.000	07-01-31		7,000	7,263
Canada 0.0%					53,318
Advantage Energy, Ltd. (D)	5.000	06-30-29	CAD	70,000	53,318
Cayman Islands 0.0%					21,255
Seagate HDD Cayman	3.500	06-01-28		2,000	21,255
China 0.4%					665,006
Alibaba Group Holding, Ltd. (C)	0.462	09-15-32		263,000	255,373
Alibaba Group Holding, Ltd.	0.500	06-01-31		37,000	51,116
Baidu, Inc. (C)	1.649	03-12-32		200,000	181,700
Country Garden Holdings Company, Ltd. (C)	52.773	12-31-34		6,177	154
JD.com, Inc.	0.250	06-01-29		175,000	176,663
India 0.2%					261,075
MakeMyTrip, Ltd. (C)(D)	2.992	07-01-30		295,000	261,075
Israel 0.2%					220,932
Wix.com, Ltd. (C)(D)	6.020	09-15-30		285,000	220,932
Japan 0.1%					161,288
Nxera Pharma Company, Ltd.	0.250	12-14-28	JPY	30,000,000	161,288
Luxembourg 0.0%					17
Arrival SA (D)(H)	3.500	12-01-26		170,000	17
Macau 0.1%					219,780
Wynn Macau, Ltd. (D)	4.500	03-07-29		220,000	219,780
12	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Singapore 0.0%				$67,095
Grab Holdings, Ltd. (C)	1.039	06-15-30	70,000	67,095
United Kingdom 0.2%				284,430
Barclays Bank PLC	1.000	02-16-29	65,000	69,180
Immunocore Holdings PLC	2.500	02-01-30	240,000	215,250
United States 8.0%				12,024,719
AeroVironment, Inc., Zero Coupon	0.000	07-15-30	94,000	97,948
Akamai Technologies, Inc.	0.250	05-15-33	18,000	31,536
Akamai Technologies, Inc., Zero Coupon (D)	0.000	05-15-32	26,000	26,936
Alnylam Pharmaceuticals, Inc. (C)(D)	3.587	09-15-28	315,000	290,192
Beyond Meat, Inc. (0.000% Cash and 9.500% PIK)	9.500	10-15-30	23,137	16,046
Bloom Energy Corp., Zero Coupon (D)	0.000	11-15-30	6,000	10,431
BridgeBio Pharma, Inc. (D)	0.750	02-01-33	9,000	8,481
BridgeBio Pharma, Inc.	1.750	03-01-31	9,000	13,978
CenterPoint Energy, Inc. (D)	2.875	05-15-29	432,000	430,186
CenterPoint Energy, Inc. (D)	3.000	08-01-28	670,000	698,475
Coinbase Global, Inc. (C)(D)	2.588	10-01-32	355,000	301,218
CommVault Systems, Inc. (C)(D)	1.920	09-15-30	75,000	69,038
CoreWeave, Inc. (D)	1.750	10-01-32	64,000	76,224
Cracker Barrel Old Country Store, Inc. (D)(F)	1.750	09-15-30	240,000	197,424
Cytokinetics, Inc. (D)	1.750	10-01-31	9,000	12,637
DraftKings Holdings, Inc. (C)	4.665	03-15-28	75,000	69,038
Duke Energy Corp. (D)	3.000	03-15-29	1,329,000	1,311,324
EchoStar Corp.	3.875	11-30-30	10,763	42,245
Etsy, Inc.	0.125	09-01-27	225,000	212,063
Etsy, Inc. (D)	1.000	06-15-30	14,000	15,351
Exelon Corp. (D)	3.250	03-15-29	1,255,000	1,263,158
FirstEnergy Corp. (D)	3.625	01-15-29	310,000	334,955
FirstEnergy Corp. (D)	3.875	01-15-31	310,000	340,535
Global Payments, Inc.	1.500	03-01-31	355,000	320,210
Ionis Pharmaceuticals, Inc.	1.750	06-15-28	26,000	39,223
Lumentum Holdings, Inc. (D)	0.375	03-15-32	7,000	32,309
Meritage Homes Corp.	1.750	05-15-28	581,000	568,218
Microchip Technology, Inc.	0.750	06-01-30	7,000	7,731
Microchip Technology, Inc., Zero Coupon (D)	0.000	02-15-30	25,000	28,994
NCL Corp., Ltd. (D)	0.750	09-15-30	127,000	117,523
NCL Corp., Ltd.	0.875	04-15-30	9,000	9,388
Northern Oil & Gas, Inc.	3.625	04-15-29	65,000	64,383
Nutanix, Inc.	0.500	12-15-29	70,000	69,370
On Semiconductor Corp., Zero Coupon (D)	0.000	05-01-31	14,000	15,180
Parsons Corp.	2.625	03-01-29	65,000	65,637
PG&E Corp.	4.250	12-01-27	440,000	448,580
PPL Capital Funding, Inc. (D)	3.000	12-01-30	1,268,000	1,279,539
ProPetro Holding Corp. (C)(D)	0.445	11-15-31	10,000	9,757
Realty Income Corp. (D)	3.500	01-15-29	383,000	391,618
Rexford Industrial Realty LP (D)	4.125	03-15-29	445,000	438,548
Rubrik, Inc., Zero Coupon (D)	0.000	06-15-30	75,000	76,275
Snap, Inc.	0.125	03-01-28	340,000	309,808
Snowflake, Inc., Zero Coupon	0.000	10-01-29	73,000	129,473
Solaris Energy Infrastructure, Inc.	0.250	10-01-31	10,000	14,650
Tempus AI, Inc., Zero Coupon (D)	0.000	05-15-32	97,000	101,205
Terawulf, Inc. (D)	2.750	02-01-30	1,000	3,156
Terawulf, Inc., Zero Coupon (D)	0.000	05-01-32	60,000	91,441
The Southern Company	3.250	06-15-28	1,045,000	1,048,135
Tyler Technologies, Inc. (D)	0.500	07-15-31	52,000	53,248
WEC Energy Group, Inc. (D)	3.375	06-01-28	165,000	168,548
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	13

	Rate (%)	Maturity date	Par value^	Value
United States (continued)
Western Digital Corp.	3.000	11-15-28	3,000	$42,109

Zscaler, Inc. (C)(D)	4.071	07-15-28	230,000	211,044
Term loans (I) 3.3%				$5,000,324
(Cost $5,005,912)
United States 3.3%				5,000,324
ABG Intermediate Holdings 2 LLC, 2024 1st Lien Term Loan B (1 month CME Term SOFR + 2.250%)	5.870	12-21-28	57,458	57,497
Aretec Group, Inc., 2025 Repriced Term Loan (1 month CME Term SOFR + 3.000%)	6.620	08-09-30	97,768	96,424
Asurion LLC, 2025 Term Loan B13 (3 month CME Term SOFR + 4.250%)	7.913	09-19-30	71,545	71,512
AthenaHealth Group, Inc., 2022 Term Loan B (1 month CME Term SOFR + 2.750%)	6.370	02-15-29	99,748	99,623
Berlin Packaging LLC, 2025 Term Loan B7 (3 month CME Term SOFR + 3.250%)	6.944	06-07-31	144,429	143,451
Blackfin Pipeline LLC, Term Loan B (1 month CME Term SOFR + 3.000%)	6.625	09-29-32	99,500	99,749
Caesars Entertainment, Inc., Term Loan B (1 month CME Term SOFR + 2.250%)	5.870	02-06-30	85,050	82,499
Chobani LLC, 2025 Term Loan B (1 month CME Term SOFR + 2.250%)	5.870	10-28-32	199,500	200,071
Cinemark USA, Inc., 2026 Term Loan B (1 and 3 month CME Term SOFR + 2.000%)	5.643	05-24-30	121,290	121,423
Clarios Global LP, 2026 USD Term Loan B (1 month CME Term SOFR + 2.500%)	6.141	01-28-32	99,500	99,550
CoreWeave Financing V LLC, Delayed Draw Term Loan (1 month CME Term SOFR + 4.500%)	8.113	11-17-31	35,516	36,242
Corpay Technologies Operating Company LLC, 2025 Term Loan B (1 month CME Term SOFR + 1.750%)	5.370	11-05-32	124,688	124,710
CRC Insurance Group LLC, 2024 Term Loan B (3 month CME Term SOFR + 2.750%)	6.450	05-06-31	45,968	45,472
Crocs, Inc., 2024 Term Loan (3 month CME Term SOFR + 2.250%)	5.950	02-19-29	50,000	50,262
Dayforce Bidco LLC, 2026 Term Loan (3 month CME Term SOFR + 3.000%)	6.663	02-04-33	150,000	142,653
Discovery Global Holdings, Inc., 2026 USD Term Loan B (J)	TBD	06-03-33	100,000	100,172
Great Outdoors Group LLC, 2025 Term Loan B (1 month CME Term SOFR + 3.250%)	6.870	01-23-32	98,750	99,190
Hightower Holding LLC, 2025 1st Lien Term Loan B (3 month CME Term SOFR + 2.750%)	6.408	02-03-32	144,057	143,922
Hobbs & Associates LLC, Term Loan B (1 month CME Term SOFR + 2.750%)	6.370	07-23-31	109,724	109,861
Hopper Merger Sub, Inc., 2026 USD Term Loan B (3 month CME Term SOFR + 2.250%)	5.924	04-07-33	150,000	148,424
HUB International, Ltd., 2025 Term Loan B (3 month CME Term SOFR + 2.250%)	5.922	06-20-30	119,875	120,117
IRB Holding Corp., 2025 Term Loan B (1 month CME Term SOFR + 2.500%)	6.108	12-16-30	115,861	116,084
LSF12 Crown US Commercial Bidco LLC, 2026 Term Loan B (1 month CME Term SOFR + 3.000%)	6.649	12-02-31	90,806	91,329
LSF12 Phoenix Holdco LLC, 2026 Term Loan B (3 month CME Term SOFR + 4.500%)	8.200	03-25-33	100,000	99,250
McAfee Corp., 2024 USD 1st Lien Term Loan B (1 month CME Term SOFR + 3.000%)	6.620	03-01-29	259,092	234,849
OMNIA Partners LLC, 2024 Term Loan B (3 month CME Term SOFR + 2.750%)	6.433	12-31-32	99,500	99,848
Owens-Illinois Group, Inc., 2025 Term Loan B (1 month CME Term SOFR + 3.000%)	6.620	09-30-32	199,500	197,567
Peer USA LLC, 2025 USD Term Loan B (3 month CME Term SOFR + 2.250%)	5.950	10-14-32	225,000	225,122
Proampac PG Borrower LLC, 2026 USD Term Loan B (1 and 3 month CME Term SOFR + 4.000%)	7.634	03-07-33	100,000	97,813
Quikrete Holdings, Inc., 2025 Term Loan B1 (1 month CME Term SOFR + 2.250%)	5.870	04-14-31	191,598	191,686
QXO Building Products, Inc., 2025 Term Loan B (1 month CME Term SOFR + 2.000%)	5.620	04-30-32	200,000	199,674
Sedgwick Claims Management Services, Inc., 2023 Term Loan B (1 month CME Term SOFR + 2.500%)	6.120	07-31-31	123,522	123,368
Specialty Building Products Holdings LLC, 2021 Term Loan B (1 month CME Term SOFR + 3.750%)	7.470	10-16-28	199,740	178,352
Sunrise Financing Partnership, Term Loan AAA (6 month CME Term SOFR + 2.470%)	6.099	02-15-32	140,000	139,636
SupplyOne, Inc., 2024 Term Loan B (1 month CME Term SOFR + 3.500%)	7.120	04-21-31	139,296	139,369
TKO Worldwide Holdings LLC, 2025 Term Loan (3 month CME Term SOFR + 2.000%)	5.636	11-21-31	198,502	198,512
TransDigm, Inc., 2023 Term Loan J (1 month CME Term SOFR + 2.500%)	6.120	02-28-31	163,114	163,528
Varsity Brands, Inc., 2025 1st Lien Term Loan (3 month CME Term SOFR + 2.750%)	6.450	08-26-31	99,500	99,563
Versant Media Group, Inc., Term Loan B (3 month CME Term SOFR + 3.500%)	7.200	01-30-31	100,000	100,250

Windsor Holdings III LLC, 2025 USD Term Loan B (1 month CME Term SOFR + 2.750%)	6.370	08-01-30	112,149	111,700
Collateralized mortgage obligations 5.3%				$7,957,064
(Cost $7,965,962)
Commercial and residential 3.3%				4,894,289
BAHA Trust
Series 2024-MAR, Class B (D)(K)	6.841	12-10-41	100,000	103,153
BANK
Series 2021-BN31, Class C (K)	2.545	02-15-54	30,000	24,281
Series 2022-BNK42, Class AS (K)	4.723	06-15-55	40,000	38,425
14	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Bank of America Merrill Lynch Commercial Mortgage Trust
Series 2016-UB10, Class D (D)	3.000	07-15-49	100,000	$86,631
BANK5
Series 2023-5YR4, Class C (K)	7.605	12-15-56	50,000	51,705
BBCMS Mortgage Trust
Series 2024-5C25, Class C (K)	6.643	03-15-57	15,000	15,187
Series 2024-5C27, Class C (K)	6.700	07-15-57	15,000	15,257
Series 2024-C26, Class C (K)	6.000	05-15-57	70,000	68,882
Series 2025-C32, Class C	6.125	02-15-62	50,000	49,996
Benchmark Mortgage Trust
Series 2024-V6, Class C	6.669	03-15-57	15,000	15,178
Series 2026-V20, Class B (K)	5.687	02-15-59	30,000	30,212
BFLD Commercial Mortgage Trust
Series 2024-UNIV, Class B (1 month CME Term SOFR + 1.842%) (D)(E)	5.469	11-15-41	40,000	40,038
BOCA Commercial Mortgage Trust
Series 2025-BOCA, Class B (1 month CME Term SOFR + 1.900%) (D)(E)	5.527	12-15-42	100,000	100,125
BOS Trust
Series 2026-LYRK, Class A (D)(K)	5.221	05-11-41	185,000	183,895
Series 2026-LYRK, Class B (D)(K)	5.643	05-11-41	100,000	99,283
BPR Trust
Series 2024-PMDW, Class C (D)(K)	5.850	11-05-41	10,000	10,086
BRAVO Residential Funding Trust
Series 2021-NQM1, Class M1 (D)(K)	2.316	02-25-49	100,000	89,153
BX Trust
Series 2024-BRVE, Class B (1 month CME Term SOFR + 2.540%) (D)(E)	6.167	04-15-41	95,640	95,939
Series 2024-FNX, Class B (1 month CME Term SOFR + 1.742%) (D)(E)	5.369	11-15-41	21,823	21,843
Series 2025-ARIA, Class C (D)(K)	5.517	12-13-42	150,000	149,996
Series 2025-DELC, Class C (1 month CME Term SOFR + 2.200%) (D)(E)	5.827	12-15-42	100,000	100,375
Series 2026-CART, Class C (1 month CME Term SOFR + 1.550%) (D)(E)	5.177	02-15-36	100,000	99,234
CFCRE Commercial Mortgage Trust
Series 2016-C6, Class B	3.804	11-10-49	55,000	52,026
CIM Trust
Series 2021-R4, Class A1 (D)(K)	2.000	05-01-61	41,067	36,944
Series 2023-R4, Class M2 (D)(K)	5.043	05-25-62	120,000	104,676
COLT Mortgage Loan Trust
Series 2024-7, Class A3 (5.994% to 11-1-28, then 6.994% thereafter) (D)	5.994	12-26-69	70,027	70,325
Series 2026-2, Class A3 (5.186% to 3-1-30, then 6.186% thereafter) (D)	5.186	03-25-71	99,257	98,388
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2014-CR15, Class B (K)	3.815	02-10-47	12,187	11,746
Series 2014-CR15, Class C (K)	3.865	02-10-47	25,000	23,665
CRB Commercial Mortgage Trust
Series 2025-CRE1, Class A (D)(K)	3.860	09-15-58	76,511	75,651
Deephaven Residential Mortgage Trust
Series 2020-2, Class M1 (D)(K)	4.112	05-25-65	59,469	59,120
Extended Stay America Trust
Series 2026-ESH2, Class B (1 month CME Term SOFR + 1.400%) (D)(E)	5.027	02-15-43	46,846	47,022
Series 2026-ESH2, Class E (1 month CME Term SOFR + 2.900%) (D)(E)	6.527	02-15-43	60,900	61,433
GCAT Trust
Series 2022-NQM2, Class A1 (D)(K)	5.210	02-25-67	62,072	61,879
GS Mortgage Securities Trust
Series 2024-70P, Class A (D)(K)	5.310	03-10-41	100,000	99,564
Imperial Fund Mortgage Trust
Series 2022-NQM5, Class A1 (5.390% to 7-1-26, then 6.390% thereafter) (D)	5.390	08-25-67	79,394	79,157
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2016-JP2, Class B	3.460	08-15-49	85,000	77,188
JPMBB Commercial Mortgage Securities Trust
Series 2014-C22, Class B (K)	4.513	09-15-47	40,000	38,999
JW Commercial Mortgage Trust
Series 2026-MRCO, Class A (1 month CME Term SOFR + 1.500%) (D)(E)	5.150	06-15-39	20,000	20,050
Series 2026-MRCO, Class B (1 month CME Term SOFR + 1.700%) (D)(E)	5.350	06-15-39	10,000	10,031
LBTY Commercial Mortgage Trust
Series 2026-225L, Class C (D)(K)	5.079	02-10-43	100,000	98,608
MFA Trust
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	15

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2026-NQMR1, Class A1 (D)(K)	5.502	11-25-67	266,146	$266,275
Morgan Stanley Residential Mortgage Loan Trust
Series 2026-DSC2, Class A1 (D)(K)	5.440	04-27-71	110,000	110,022
NYC Commercial Mortgage Trust
Series 2025-28L, Class B (D)(K)	5.007	11-05-38	100,000	99,770
OBX Trust
Series 2022-NQM5, Class A1 (D)	5.310	05-25-62	65,004	64,782
Pretium Mortgage Credit Partners LLC
Series 2025-NPL12, Class A2 (6.900% to 10-25-29, then 10.900% thereafter) (D)	6.900	11-25-55	100,000	100,115
Series 2025-NPL14, Class A1 (5.265% to 12-25-28, then 8.265% to 12-25-29, then 9.625% thereafter) (D)	5.265	12-25-55	119,452	118,527
Series 2025-NPL5, Class A2 (8.715% to 5-25-29, then 12.715% thereafter) (D)	8.715	05-25-55	100,000	100,122
Series 2026-NPL2, Class A1 (5.074% to 1-25-29, then 8.074% to 1-25-30, then 9.074% thereafter) (D)	5.074	02-25-56	94,301	93,535
Series 2026-NPL5, Class A1 (5.710% to 4-25-29, then 8.710% to 4-25-30, then 9.710% thereafter) (D)	5.710	04-25-56	179,046	178,722
Progress Residential Trust
Series 2021-SFR9, Class F (D)	4.053	11-17-40	100,000	96,362
Series 2022-SFR4, Class C (D)	4.888	05-17-41	100,000	98,291
Series 2022-SFR5, Class D (D)	5.734	06-17-39	100,000	99,710
Series 2024-SFR3, Class E1 (D)	4.000	06-17-41	100,000	95,256
Series 2026-SFR1, Class C (D)	4.000	02-17-43	100,000	93,946
PRPM LLC
Series 2022-INV1, Class A1 (4.400% to 6-1-26, then 5.400% thereafter) (D)	4.400	04-25-67	66,819	66,466
Series 2025-2, Class A1 (6.469% to 5-1-28, then 9.469% to 5-1-29, then 10.469% thereafter) (D)	6.469	05-25-30	82,806	82,535
Series 2025-6, Class A1 (5.774% to 8-1-28, then 8.774% to 8-1-29, then 9.774% thereafter) (D)	5.774	08-25-28	87,404	87,246
ROCK Trust
Series 2024-CNTR, Class C (D)	6.471	11-13-41	100,000	102,726
TRTX Issuer, Ltd.
Series 2025-FL6, Class B (1 month CME Term SOFR + 2.046%) (D)(E)	5.671	09-18-42	100,000	99,769
Verus Securitization Trust
Series 2021-5, Class A1 (D)(K)	1.013	09-25-66	48,068	41,315
Series 2024-5, Class A1 (6.192% to 6-1-28, then 7.192% thereafter) (D)	6.192	06-25-69	54,408	54,951
Series 2025-1, Class A3 (5.976% to 1-1-29, then 6.976% thereafter) (D)	5.976	01-25-70	73,018	73,371
Wells Fargo Commercial Mortgage Trust
Series 2020-C58, Class B	2.704	07-15-53	65,000	55,129
U.S. Government Agency 2.0%				3,062,775
Federal Home Loan Mortgage Corp.
Series 2021-DNA6, Class M2 (30 day Average SOFR + 1.500%) (D)(E)	5.112	10-25-41	126,697	126,908
Series 2021-DNA7, Class B2 (30 day Average SOFR + 7.800%) (D)(E)	11.412	11-25-41	10,000	10,294
Series 2021-HQA3, Class M2 (30 day Average SOFR + 2.100%) (D)(E)	5.712	09-25-41	180,000	180,506
Series 2021-P011, Class X1 IO	1.741	09-25-45	87,245	8,901
Series 2022-DNA1, Class B2 (30 day Average SOFR + 7.100%) (D)(E)	10.712	01-25-42	15,000	15,535
Series 2022-HQA1, Class M2 (30 day Average SOFR + 5.250%) (D)(E)	8.862	03-25-42	460,000	473,800
Series 2023-DNA1, Class M2 (30 day Average SOFR + 5.500%) (D)(E)	9.108	03-25-43	25,000	26,781
Series 2023-DNA2, Class B1 (30 day Average SOFR + 7.600%) (D)(E)	11.212	04-25-43	15,000	16,653
Series 2024-DNA3, Class M2 (30 day Average SOFR + 1.450%) (D)(E)	5.062	10-25-44	12,668	12,668
Series 2024-MN9, Class M1 (30 day Average SOFR + 2.450%) (D)(E)	6.058	10-25-44	18,959	19,108
Series 2025-DNA1, Class M2 (30 day Average SOFR + 1.350%) (D)(E)	4.962	01-25-45	30,000	30,019
Series 2025-DNA3, Class M2 (30 day Average SOFR + 1.500%) (D)(E)	5.112	09-25-45	25,000	25,069
Series 2025-HQA1, Class M2 (30 day Average SOFR + 1.650%) (D)(E)	5.262	02-25-45	25,000	25,039
Series 2025-MN10, Class M1 (30 day Average SOFR + 2.050%) (D)(E)	5.662	02-25-45	85,991	85,268
Series 2025-MN11, Class M2 (30 day Average SOFR + 2.650%) (D)(E)	6.262	07-25-45	55,000	54,631
Series 2026-DNA1, Class M2 (30 day Average SOFR + 1.300%) (D)(E)	4.912	02-25-46	45,000	45,014
Series 2026-HQA1, Class M2 (30 day Average SOFR + 1.500%) (D)(E)	5.143	05-25-46	15,000	15,005
Series 400, Class C4 IO	3.000	12-25-52	96,695	17,198
Series 405, Class C17 IO	2.500	08-25-52	81,141	12,326
Series 4975, Class EI IO	4.500	05-25-50	79,804	14,750
16	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 5070, Class PI IO	3.000	08-25-50	89,023	$15,742
Series 5158, Class GI IO	3.500	06-25-49	75,809	12,675
Series 5462, Class S IO	2.388	10-25-54	94,976	6,359
Series K103, Class X1 IO	0.631	11-25-29	216,142	4,172
Series K105, Class X1 IO	1.512	01-25-30	164,312	7,674
Series K737, Class X1 IO	0.602	10-25-26	95,445	99
Series K740, Class X1 IO	0.719	09-25-27	95,057	673
Series Q014, Class X IO	2.734	10-25-55	85,298	11,852
Federal National Mortgage Association
Series 2016-C04, Class 1B (30 day Average SOFR + 10.364%) (E)	13.977	01-25-29	24,529	24,852
Series 2016-C06, Class 1B (30 day Average SOFR + 9.364%) (E)	12.977	04-25-29	93,362	95,924
Series 2021-R03, Class 1B2 (30 day Average SOFR + 5.500%) (D)(E)	9.112	12-25-41	150,000	153,299
Series 2022-R02, Class 2B1 (30 day Average SOFR + 4.500%) (D)(E)	8.112	01-25-42	150,000	153,162
Series 2022-R02, Class 2M2 (30 day Average SOFR + 3.000%) (D)(E)	6.612	01-25-42	93,419	94,514
Series 2022-R03, Class 1B1 (30 day Average SOFR + 6.250%) (D)(E)	9.862	03-25-42	67,000	69,663
Series 2022-R05, Class 2B1 (30 day Average SOFR + 4.500%) (D)(E)	8.112	04-25-42	100,000	102,966
Series 2023-2, Class CI IO	2.000	10-25-50	79,651	10,163
Series 2023-R01, Class 1B1 (30 day Average SOFR + 5.100%) (D)(E)	8.712	12-25-42	15,000	15,887
Series 2023-R05, Class 1M2 (30 day Average SOFR + 3.100%) (D)(E)	6.712	06-25-43	100,000	103,375
Series 2023-R06, Class 1B1 (30 day Average SOFR + 3.900%) (D)(E)	7.512	07-25-43	85,000	88,901
Series 2023-R08, Class 1B1 (30 day Average SOFR + 3.550%) (D)(E)	7.162	10-25-43	25,000	26,061
Series 2024-86, Class SA IO	1.438	12-25-54	127,895	4,248
Series 2024-90, Class B	5.000	07-25-51	165,906	165,358
Series 2024-R02, Class 1B1 (30 day Average SOFR + 2.500%) (D)(E)	6.112	02-25-44	45,000	46,130
Series 2024-R05, Class 2B1 (30 day Average SOFR + 2.000%) (D)(E)	5.612	07-25-44	25,000	25,212
Series 2025-16, Class FC (30 day Average SOFR + 1.350%) (E)	4.962	03-25-55	232,313	234,654
Series 2025-R01, Class 1B1 (30 day Average SOFR + 1.700%) (D)(E)	5.312	01-25-45	55,000	54,966
Series 2025-R04, Class 1M2 (30 day Average SOFR + 1.500%) (D)(E)	5.112	05-25-45	25,000	25,097
Series 2025-R05, Class 2M2 (30 day Average SOFR + 1.600%) (D)(E)	5.212	07-25-45	60,000	60,199
Series 2025-R06, Class 1B1 (30 day Average SOFR + 1.850%) (D)(E)	5.462	09-25-45	43,000	43,241
Series 2026-13, Class FA (30 day Average SOFR + 0.850%) (E)	4.462	03-25-56	115,108	114,752
Series 2026-R03, Class 2M2 (30 day Average SOFR + 1.550%) (D)(E)	5.162	04-25-46	50,000	50,110
Series 441, Class C5 IO	2.000	04-25-52	86,881	10,765
Government National Mortgage Association
Series 2021-142, Class BI IO	3.500	08-20-51	82,739	14,557

Asset-backed securities 3.8%				$5,728,621
(Cost $5,736,273)
Asset-backed securities 3.8%				5,728,621
AASET Trust
Series 2021-2A, Class A (D)	2.798	01-15-47	70,411	66,975
Apidos CLO XXXII
Series 2019-32A, Class ER (3 month CME Term SOFR + 5.500%) (D)(E)	9.175	01-20-33	250,000	250,299
Avis Budget Rental Car Funding AESOP LLC
Series 2025-3A, Class C (D)	4.950	02-20-30	100,000	98,526
Series 2026-2A, Class C (D)	5.440	08-20-32	100,000	97,645
Bain Capital Credit CLO, Ltd.
Series 2020-4A, Class DAR2 (3 month CME Term SOFR + 2.950%) (D)(E)	6.625	10-20-36	250,000	246,584
Series 2021-3A, Class CR (3 month CME Term SOFR + 1.900%) (D)(E)	5.567	07-24-34	100,000	99,850
Benefit Street Partners CLO XXII, Ltd.
Series 2020-22A, Class CRR (3 month CME Term SOFR + 1.750%) (D)(E)	5.425	04-20-35	250,000	248,848
Bridgecrest Lending Auto Securitization Trust
Series 2026-1, Class D	4.990	11-17-31	80,000	79,334
Canyon CLO, Ltd.
Series 2023-2A, Class D (3 month CME Term SOFR + 3.600%) (D)(E)	7.273	05-15-37	250,000	250,000
DataBank Issuer LLC
Series 2021-2A, Class A2 (D)	2.400	10-25-51	45,000	44,568
DB Master Finance LLC
Series 2026-1A, Class A2I (D)	5.200	05-20-56	50,000	50,000
Exeter Automobile Receivables Trust
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	17

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
Series 2026-1, Class D	6.100	11-15-32	50,000	$50,194
Series 2026-1A, Class D	5.000	05-17-32	85,000	84,114
Series 2026-2A, Class D	5.510	08-16-32	35,000	35,161
FIGRE Trust
Series 2025-HE1, Class A (D)(K)	5.829	01-25-55	108,249	109,435
First Investors Auto Owner Trust
Series 2026-1A, Class D (D)	5.800	04-17-34	25,000	25,099
Golub Capital Partners Static, Ltd.
Series 2024-1A, Class CR (3 month CME Term SOFR + 1.650%) (D)(E)	5.325	07-20-35	250,000	249,216
Hertz Vehicle Financing LLC
Series 2021-2A, Class C (D)	2.520	12-27-27	100,000	99,089
Series 2022-2A, Class C (D)	2.950	06-26-28	100,000	97,999
Series 2025-5A, Class C (D)	5.500	05-25-30	100,000	99,074
Horizon Aircraft Finance I, Ltd.
Series 2018-1, Class A (D)	4.458	12-15-38	72,509	72,189
Horizon Aircraft Finance III, Ltd.
Series 2019-2, Class A (D)	3.425	11-15-39	95,184	93,614
Jersey Mike’s Funding LLC
Series 2026-1A, Class A2I (D)	4.952	02-15-56	69,825	68,844
MF1 LLC
Series 2025-FL19, Class A (1 month CME Term SOFR + 1.488%) (D)(E)	5.113	05-18-42	100,000	100,219
OCP CLO, Ltd.
Series 2015-9A, Class D1R3 (3 month CME Term SOFR + 2.500%) (D)(E)	6.173	01-15-37	250,000	249,985
Series 2023-26A, Class D1R (3 month CME Term SOFR + 2.450%) (D)(E)	6.130	04-17-37	250,000	250,005
Palmer Square Loan Funding, Ltd.
Series 2025-1A, Class C (3 month CME Term SOFR + 2.250%) (D)(E)	5.901	02-15-33	250,000	241,304
PFP, Ltd.
Series 2026-14, Class AS (1 month CME Term SOFR + 1.600%) (D)(E)	5.250	12-18-43	100,000	100,000
Santander Drive Auto Receivables Trust
Series 2025-4, Class D	4.950	01-15-32	70,000	69,600
SLAM, Ltd.
Series 2026-1A, Class A (D)	5.547	07-15-51	250,000	249,540
Sonic Capital LLC
Series 2020-1A, Class A2I (D)	3.845	01-20-50	75,400	74,779
Series 2021-1A, Class A2II (D)	2.636	08-20-51	71,065	60,894
Southwick Park CLO LLC
Series 2019-4A, Class CRR (3 month CME Term SOFR + 1.550%) (D)(E)	5.225	07-20-32	250,000	249,462
Start II, Ltd.
Series 2019-1, Class A (D)	4.089	03-15-44	58,684	58,780
Subway Funding LLC
Series 2024-1A, Class A2I (D)	6.028	07-30-54	54,175	54,507
Series 2024-1A, Class A2II (D)	6.268	07-30-54	78,800	79,200
Symphony CLO XXII, Ltd.
Series 2020-22A, Class CR (3 month CME Term SOFR + 2.100%) (D)(E)	5.775	04-18-33	250,000	250,036
Tricon American Homes Trust
Series 2020-SFR2, Class E1 (D)	2.730	11-17-39	100,000	95,964
Tricon Residential Trust
Series 2023-SFR2, Class D (D)	5.000	12-17-40	100,000	97,374
VCAT LLC
Series 2026-NPL1, Class A1 (5.101% to 1-25-29, then 8.101% to 1-25-30, then 9.101% thereafter) (D)	5.101	01-25-56	120,669	120,018
Verdelite Static CLO, Ltd.
Series 2024-1A, Class B (3 month CME Term SOFR + 1.650%) (D)(E)	5.325	07-20-32	390,000	390,291
Voya CLO, Ltd.
Series 2021-1A, Class CR (3 month CME Term SOFR + 1.700%) (D)(E)	5.373	07-15-34	250,000	248,035
Westlake Automobile Receivables Trust
Series 2026-2A, Class D (D)	5.250	03-15-32	72,000	71,971

	Shares	Value
Common stocks 0.0%		$42,491
(Cost $104,513)
China 0.0%		20
Country Garden Holdings Company, Ltd. (L)	630	20
18	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Denmark 0.0%		$5,603
Ascendis Pharma A/S (L)	25	5,603
United States 0.0%		36,868
Beyond Meat, Inc. (F)(L)	35,455	27,956
Paragon Offshore PLC, Litigation Trust A (L)(M)	2,695	270
Paragon Offshore PLC, Litigation Trust B (L)(M)	1,348	8,425
Southcross Holdings GP, Class A (L)(M)	246	0

Wayfair, Inc., Class A (L)	3	217
Preferred securities 2.4%		$3,655,719
(Cost $3,599,619)
Bermuda 0.0%		61,468
Enstar Group, Ltd., 7.000% (7.000% to 9-1-28, then 3 month LIBOR + 4.015%)	2,794	61,468
United States 2.4%		3,594,251
AGNC Investment Corp., 7.750% (7.750% to 10-15-27, then 5 Year CMT + 4.390%)	10,000	250,700
AGNC Investment Corp., 8.632% (3 month CME Term SOFR + 4.959%) (E)	10,000	251,300
Apollo Global Management, Inc., 6.750%	53	3,493
Ares Management Corp., 6.750%	6,180	259,127
Bank of America Corp., 7.250%	29	34,982
Brighthouse Financial, Inc., 5.375%	1,326	16,336
Capital One Financial Corp., 4.250%	1,413	22,226
Capital One Financial Corp., 5.000%	775	14,152
Citigroup, Inc., 6.250%	2,495	62,350
Citizens Financial Group, Inc., 6.500% (6.500% to 10-6-30, then 5 Year CMT + 2.629%)	3,450	87,423
Corebridge Financial, Inc., 6.375%	1,350	31,010
DTE Energy Company, 6.250%	1,131	27,755
Fifth Third Bancorp, 6.875% (6.875% to 10-1-30, then 5 Year CMT + 3.125%)	10,000	260,600
KeyCorp, 5.650%	1,125	23,546
KKR & Company, Inc., 6.250%	5,884	245,716
Morgan Stanley, 6.625%	2,400	61,272
Oracle Corp., 6.500%	4,054	259,861
PG&E Corp., 6.000%	2,251	91,098
PPL Corp., 7.000%	4,873	233,465
Sempra, 5.750%	459	9,823
Stifel Financial Corp., 5.200%	11,230	222,579
Synchrony Financial, 8.250% (8.250% to 5-15-29, then 5 Year CMT + 4.044%)	4,218	109,077
The Boeing Company, 6.000%	1,402	101,112
The Southern Company, 6.500%	2,788	70,453
T-Mobile USA, Inc., 5.500%	1,807	38,670

T-Mobile USA, Inc., 5.500%	2,314	49,334

Wells Fargo & Company, 7.500%	645	756,791
Exchange-traded funds 0.1%		$151,384
(Cost $150,276)
iShares iBoxx $ High Yield Corporate Bond ETF (F)	1,885	151,384

	Par value^	Value
Escrow certificates 0.0%		$604
(Cost $776,976)
Alta Mesa Holdings LP (L)(M)	460,000	46
Sunnova Energy International, Inc. (L)(M)	40,000	24
Sunnova Energy International, Inc. (L)(M)	305,000	534
Texas Competitive Electric Holdings Company LLC (L)(M)	10,820,544	0

SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	19

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 13.9%				$20,977,826
(Cost $20,977,903)
U.S. Government 1.0%				1,518,279
U.S. Treasury Bill	3.562	06-16-26	280,000	279,576
U.S. Treasury Bill	3.573	06-11-26	1,120,000	1,118,874
U.S. Treasury Bill	3.598	06-25-26	20,000	19,952
U.S. Treasury Bill	3.600	06-09-26	70,000	69,944
U.S. Treasury Bill	3.607	06-23-26	30,000	29,933

	Yield (%)	Shares	Value
Short-term funds 12.9%			19,459,547
John Hancock Collateral Trust (N)	3.5217(O)	148,809	1,488,197
State Street Institutional U.S. Government Money Market Fund, Premier Class	3.5525(O)	17,971,350	17,971,350

Total investments (Cost $186,909,183) 123.6%	$187,000,919
Other assets and liabilities, net (23.6%)	(35,757,567)
Total net assets 100.0%	$151,243,352

	Rate (%)	Maturity date	Par value^	Value
Sale commitments outstanding (6.4)%				$(9,623,808)
(Proceeds received $9,632,820)
U.S. Government Agency (6.4)%				(9,623,808)
Federal National Mortgage Association
30 Yr Pass Thru (B)	2.000	TBA	(2,175,000)	(1,740,255)
30 Yr Pass Thru (B)	2.500	TBA	(700,000)	(586,223)
30 Yr Pass Thru (B)	2.500	TBA	(1,010,000)	(845,441)
30 Yr Pass Thru (B)	3.000	TBA	(2,137,838)	(1,867,936)
30 Yr Pass Thru (B)	4.000	TBA	(250,000)	(234,170)
30 Yr Pass Thru (B)	6.000	TBA	(300,000)	(306,328)
30 Yr Pass Thru (B)	6.500	TBA	(917,000)	(952,820)
Government National Mortgage Association
30 Yr Pass Thru (B)	4.000	TBA	(300,000)	(279,035)
30 Yr Pass Thru (B)	4.000	TBA	(440,000)	(409,475)
30 Yr Pass Thru (B)	4.500	TBA	(595,000)	(572,986)
30 Yr Pass Thru (B)	4.500	TBA	(560,000)	(538,821)
30 Yr Pass Thru (B)	5.000	TBA	(895,000)	(885,337)
30 Yr Pass Thru (B)	5.000	TBA	(410,000)	(404,981)

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Republic Koruna
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
ISK	Icelandic Krona
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
20	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
PYG	Paraguayan Guarani
RON	Romanian New Leu
THB	Thai Bhat
TRY	Turkish Lira
ZAR	South African Rand

Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
JIBAR	Johannesburg Interbank Agreed Rate
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Security purchased or sold on a when-issued or delayed-delivery basis.
(C)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(D)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $32,942,765 or 21.8% of the fund’s net assets as of 5-31-26.
(E)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(F)	All or a portion of this security is on loan as of 5-31-26. The value of securities on loan amounted to $1,483,029. In addition to the cash collateral invested in John Hancock Collateral Trust, if any, non-cash collateral of $177,908 in the form of U.S. Treasuries was pledged to the fund.
(G)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(H)	Non-income producing - Issuer is in default.
(I)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(J)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(K)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(L)	Non-income producing security.
(M)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(N)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(O)	The rate shown is the annualized seven-day yield as of 5-31-26.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	21

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year Australian Treasury Bond Futures	15	Long	Jun 2026	$1,161,974	$1,175,454	$13,480
10-Year Japan Government Bond Futures	6	Long	Jun 2026	4,869,182	4,855,681	(13,501)
10-Year U.S. Treasury Note Futures	42	Long	Sep 2026	4,596,786	4,612,781	15,995
2-Year U.S. Treasury Note Futures	7	Long	Sep 2026	1,443,650	1,445,938	2,288
5-Year U.S. Treasury Note Futures	100	Long	Sep 2026	10,673,346	10,721,096	47,750
U.S. Treasury Long Bond Futures	34	Long	Sep 2026	3,784,786	3,815,438	30,652
Ultra 10-Year U.S. Treasury Note Futures	29	Long	Sep 2026	3,222,907	3,250,266	27,359
Ultra U.S. Treasury Bond Futures	33	Long	Sep 2026	3,706,622	3,775,406	68,784
10-Year Canada Government Bond Futures	9	Short	Sep 2026	(783,037)	(784,877)	(1,840)
Euro SCHATZ Futures	57	Short	Jun 2026	(7,042,233)	(7,048,385)	(6,152)
Euro-BTP Italian Government Bond Futures	12	Short	Jun 2026	(1,647,341)	(1,665,759)	(18,418)
Euro-Buxl Futures	1	Short	Jun 2026	(125,947)	(128,421)	(2,474)
Euro-OAT Futures	17	Short	Jun 2026	(2,383,882)	(2,395,715)	(11,833)
German Euro BOBL Futures	5	Short	Jun 2026	(672,552)	(677,153)	(4,601)
German Euro BUND Futures	20	Short	Jun 2026	(2,925,602)	(2,950,758)	(25,156)
U.K. Long Gilt Bond Futures	5	Short	Sep 2026	(590,105)	(597,531)	(7,426)
						$114,907
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
ARS	87,585,000	USD	53,363	CITI	7/14/2026	$7,119	—
ARS	43,190,000	USD	26,960	CITI	9/14/2026	1,823	—
ARS	77,905,000	USD	46,536	CITI	10/16/2026	4,333	—
ARS	56,040,000	USD	35,356	CITI	11/30/2026	224	—
AUD	15,000	USD	10,667	JPM	6/17/2026	111	—
AUD	20,000	USD	14,083	MSI	6/17/2026	288	—
AUD	50,000	USD	36,050	SCB	6/17/2026	—	$(123)
AUD	543,700	USD	389,453	BARC	6/30/2026	1,117	—
BRL	5,290,000	USD	1,049,390	BOA	6/2/2026	—	(733)
BRL	55,166,000	USD	10,898,692	CITI	6/2/2026	37,071	—
BRL	865,000	USD	170,617	DB	6/2/2026	855	—
BRL	45,963,000	USD	9,092,202	GSI	6/2/2026	19,214	—
BRL	4,141,000	USD	818,441	HSBC	6/2/2026	2,444	—
BRL	145,000	USD	28,877	JPM	6/2/2026	—	(133)
BRL	9,917,000	USD	1,958,829	MSI	6/2/2026	7,056	—
BRL	1,237,000	USD	249,949	SSB	6/2/2026	—	(4,734)
BRL	7,488,000	USD	1,470,528	CITI	7/2/2026	3,010	—
BRL	80,000	USD	15,508	SCB	9/2/2026	1	—
CAD	75,000	USD	54,276	BARC	6/17/2026	162	—
CAD	10,000	USD	7,287	JPM	6/17/2026	—	(29)
CAD	20,000	USD	14,653	SCB	6/17/2026	—	(136)
CAD	510,000	USD	369,919	BARC	6/30/2026	463	—
CAD	2,115,000	USD	1,533,481	GSI	6/30/2026	2,516	—
CHF	270,000	USD	344,982	BARC	6/30/2026	1,970	—
CHF	3,660	USD	4,678	JPM	6/30/2026	25	—
CLP	21,400,000	USD	23,678	BOA	6/17/2026	369	—
CLP	74,100,000	USD	82,559	CITI	6/17/2026	704	—
CLP	34,400,000	USD	37,426	DB	6/17/2026	1,229	—
CLP	40,000,000	USD	44,433	GSI	6/17/2026	514	—
CLP	198,430,000	USD	219,686	HSBC	6/17/2026	3,284	—
CLP	35,013,000	USD	38,964	SCB	6/17/2026	379	—
22	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
CLP	226,351,000	USD	251,214	HSBC	6/30/2026	$3,155	—
CLP	257,800,000	USD	288,519	SSB	6/30/2026	1,192	—
CNY	600,000	USD	87,940	BOA	6/17/2026	846	—
CNY	31,000	USD	4,570	CITI	6/17/2026	17	—
CNY	253,000	USD	37,264	DB	6/17/2026	174	—
CNY	509,000	USD	74,994	GSI	6/17/2026	326	—
CNY	127,000	USD	18,641	HSBC	6/17/2026	152	—
CNY	25,000	USD	3,642	JPM	6/17/2026	58	—
CNY	604,000	USD	88,104	SCB	6/17/2026	1,273	—
CNY	1,985,000	USD	290,335	SSB	6/17/2026	1,817	—
COP	373,100,000	USD	99,568	BOA	6/17/2026	1,231	—
COP	373,072,000	USD	98,570	CITI	6/17/2026	2,222	—
COP	130,600,000	USD	34,711	GSI	6/17/2026	573	—
COP	291,200,000	USD	79,412	JPM	6/17/2026	—	$(740)
COP	130,200,000	USD	35,359	MSI	6/17/2026	—	(183)
COP	338,400,000	USD	91,844	SSB	6/17/2026	—	(420)
COP	2,583,531,000	USD	708,399	BOA	6/30/2026	—	(12,831)
COP	8,274,370,000	USD	2,235,921	CITI	6/30/2026	—	(8,198)
COP	78,289,000	USD	21,508	GSI	6/30/2026	—	(430)
COP	2,583,531,000	USD	708,593	SSB	6/30/2026	—	(13,025)
CZK	480,000	USD	23,081	BARC	6/17/2026	—	(25)
CZK	1,360,000	USD	65,941	BOA	6/17/2026	—	(613)
CZK	4,724,000	USD	226,534	DB	6/17/2026	383	—
CZK	6,018,000	USD	290,193	GSI	6/17/2026	—	(1,118)
CZK	1,362,000	USD	65,304	MSI	6/17/2026	120	—
CZK	1,390,000	USD	67,401	SSB	6/17/2026	—	(633)
CZK	5,746,000	USD	275,634	DB	6/30/2026	422	—
DOP	1,430,000	USD	21,975	DB	7/13/2026	2,547	—
EGP	250,000	USD	4,922	HSBC	7/6/2026	—	(151)
EGP	1,026,000	USD	20,225	CITI	7/15/2026	—	(715)
EGP	2,503,000	USD	48,119	CITI	7/22/2026	—	(653)
EGP	2,420,000	USD	46,372	BOA	8/10/2026	—	(920)
EGP	2,400,000	USD	44,734	CITI	9/3/2026	—	(402)
EGP	4,650,000	USD	83,791	CITI	10/5/2026	1,048	—
EUR	30,000	USD	34,976	BARC	6/17/2026	39	—
EUR	21,000	USD	24,666	BOA	6/17/2026	—	(155)
EUR	198,000	USD	231,946	DB	6/17/2026	—	(846)
EUR	108,000	USD	126,528	GSI	6/17/2026	—	(472)
EUR	68,000	USD	78,955	JPM	6/17/2026	413	—
EUR	32,000	USD	37,220	MSI	6/17/2026	129	—
EUR	26,000	USD	30,182	SSB	6/17/2026	165	—
EUR	274,000	USD	318,986	BARC	6/30/2026	999	—
EUR	1,374,970	USD	1,604,216	DB	6/30/2026	1,512	—
EUR	405,000	USD	470,941	HSBC	6/30/2026	2,029	—
EUR	135,000	USD	157,182	SSB	6/30/2026	475	—
GBP	27,000	USD	36,133	MSI	6/17/2026	227	—
GBP	2,057,000	USD	2,765,605	BARC	6/30/2026	4,415	—
GBP	2,292,000	USD	3,080,392	JPM	6/30/2026	6,087	—
GBP	3,470	USD	4,677	SSB	6/30/2026	—	(4)
HKD	190,000	USD	24,277	DB	6/30/2026	—	(10)
HUF	11,300,000	USD	36,522	BARC	6/17/2026	686	—
HUF	4,000,000	USD	11,881	BOA	6/17/2026	1,291	—
HUF	13,921,000	USD	44,810	CITI	6/17/2026	1,029	—
HUF	36,028,000	USD	109,165	DB	6/17/2026	9,466	—
HUF	37,200,000	USD	119,069	GSI	6/17/2026	3,423	—
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	23

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
HUF	14,400,000	USD	46,467	HSBC	6/17/2026	$949	—
HUF	45,497,000	USD	140,337	MSI	6/17/2026	9,474	—
HUF	38,069,000	USD	122,127	SSB	6/17/2026	3,226	—
HUF	441,652,000	USD	1,436,885	CITI	6/30/2026	16,428	—
IDR	7,970,490,000	USD	466,736	BOA	6/17/2026	—	$(20,014)
IDR	2,724,000,000	USD	158,127	DB	6/17/2026	—	(5,454)
IDR	3,650,000,000	USD	210,287	GSI	6/17/2026	—	(5,715)
IDR	25,714,309,000	USD	1,455,129	GSI	6/30/2026	—	(15,449)
ILS	105,000	USD	35,578	CITI	6/17/2026	1,664	—
INR	62,923,000	USD	675,646	BOA	6/17/2026	—	(14,340)
INR	35,339,000	USD	370,187	DB	6/17/2026	1,218	—
INR	40,862,000	USD	425,751	GSI	6/17/2026	3,699	—
INR	2,420,000	USD	25,853	JPM	6/17/2026	—	(420)
INR	720,000	USD	7,641	SCB	6/17/2026	—	(74)
INR	130,604,000	USD	1,350,954	DB	6/30/2026	19,304	—
JPY	109,163,000	USD	687,620	JPM	6/30/2026	—	(613)
KRW	28,720,000	USD	19,453	BOA	6/17/2026	—	(402)
KRW	56,140,000	USD	38,269	CITI	6/17/2026	—	(1,030)
KRW	144,630,000	USD	97,710	GSI	6/17/2026	—	(1,775)
KRW	90,570,000	USD	61,164	JPM	6/17/2026	—	(1,087)
KRW	45,270,000	USD	30,775	MSI	6/17/2026	—	(746)
KRW	13,650,000	USD	9,237	SSB	6/17/2026	—	(183)
KRW	4,789,055,000	USD	3,189,132	SCB	6/30/2026	—	(11,510)
KZT	114,400,000	USD	206,293	GSI	6/15/2026	26,709	—
KZT	52,000,000	USD	102,787	BOA	6/17/2026	3,044	—
KZT	37,200,000	USD	74,902	DB	6/17/2026	807	—
KZT	19,200,000	USD	40,311	DB	7/28/2026	—	(1,802)
MXN	1,166,000	USD	65,555	BOA	6/17/2026	1,614	—
MXN	300,000	USD	16,482	DB	6/17/2026	800	—
MXN	5,791,000	USD	327,374	GSI	6/17/2026	6,225	—
MXN	2,850,000	USD	163,305	HSBC	6/17/2026	874	—
MXN	790,000	USD	45,283	MSI	6/17/2026	226	—
MXN	430,000	USD	24,130	SCB	6/17/2026	641	—
MXN	870,000	USD	50,283	SSB	6/17/2026	—	(165)
MXN	976,000	USD	56,218	HSBC	6/30/2026	—	(56)
MYR	2,590,000	USD	660,601	HSBC	6/18/2026	—	(7,924)
NGN	43,126,000	USD	28,077	CITI	6/8/2026	3,271	—
NGN	15,194,000	USD	10,640	CITI	6/26/2026	314	—
NGN	47,982,000	USD	33,512	CITI	8/5/2026	476	—
NGN	24,145,000	USD	17,112	GSI	9/2/2026	—	(199)
NOK	13,863,000	USD	1,497,615	JPM	6/30/2026	983	—
NZD	70,000	USD	41,081	GSI	6/17/2026	859	—
NZD	15,000	USD	8,867	JPM	6/17/2026	119	—
NZD	40,000	USD	23,909	MSI	6/17/2026	56	—
NZD	630,000	USD	368,462	BARC	6/30/2026	9,150	—
NZD	2,245,000	USD	1,312,786	HSBC	6/30/2026	32,829	—
PEN	114,000	USD	33,158	BARC	6/17/2026	213	—
PEN	450,000	USD	131,212	CITI	6/17/2026	513	—
PEN	965,000	USD	278,932	DB	6/17/2026	3,545	—
PEN	75,000	USD	21,301	GSI	6/17/2026	653	—
PEN	350,000	USD	99,525	SCB	6/17/2026	2,927	—
PHP	1,850,000	USD	30,468	BOA	6/17/2026	—	(424)
PHP	64,910,000	USD	1,054,256	SCB	6/30/2026	—	(812)
PLN	140,000	USD	38,420	BOA	6/17/2026	181	—
PLN	55,000	USD	15,138	DB	6/17/2026	27	—
24	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
PLN	3,157,000	USD	858,881	GSI	6/17/2026	$11,571	—
PLN	535,000	USD	147,345	HSBC	6/17/2026	166	—
PLN	1,375,000	USD	377,720	BARC	6/30/2026	1,387	—
RON	499,000	USD	112,109	DB	6/17/2026	—	$(1,367)
RON	840,000	USD	189,377	GSI	6/17/2026	—	(2,958)
RON	145,000	USD	32,307	SCB	6/17/2026	—	(128)
RSD	1,452,000	USD	14,500	CITI	6/17/2026	—	(80)
SEK	8,102,000	USD	870,937	BOA	6/30/2026	7,835	—
SEK	13,865,000	USD	1,493,151	GSI	6/30/2026	10,696	—
SEK	8,108,000	USD	874,580	SCB	6/30/2026	4,843	—
SGD	35,000	USD	27,617	DB	6/17/2026	—	(165)
SGD	40,000	USD	31,616	GSI	6/17/2026	—	(242)
SGD	55,000	USD	43,227	MSI	6/17/2026	—	(89)
SGD	490,000	USD	384,372	BARC	6/30/2026	311	—
THB	7,147,000	USD	224,063	BARC	6/17/2026	—	(4,241)
THB	4,980,000	USD	153,004	CITI	6/17/2026	167	—
THB	490,000	USD	14,972	GSI	6/17/2026	98	—
THB	1,830,000	USD	57,244	HSBC	6/17/2026	—	(958)
THB	720,000	USD	21,824	JPM	6/17/2026	321	—
TRY	9,568,000	USD	205,846	CITI	6/1/2026	2,644	—
TRY	2,275,000	USD	49,485	GSI	6/1/2026	88	—
TRY	8,613,000	USD	180,022	BARC	6/17/2026	4,937	—
TRY	2,325,000	USD	48,202	DB	6/17/2026	1,726	—
TRY	12,119,000	USD	258,059	GSI	6/17/2026	2,190	—
TRY	10,118,000	USD	214,498	GSI	6/30/2026	84	—
TRY	10,445,000	USD	192,200	DB	7/17/2026	25,649	—
TRY	13,630,000	USD	244,353	BARC	9/16/2026	23,270	—
TRY	1,215,000	USD	22,287	BOA	9/16/2026	1,570	—
TRY	7,850,000	USD	139,954	BARC	11/4/2026	6,902	—
TRY	9,565,000	USD	169,409	BARC	12/16/2026	2,515	—
TRY	7,850,000	USD	139,690	BARC	1/29/2027	—	(4,236)
TRY	7,985,000	USD	140,002	BARC	2/10/2027	—	(3,705)
TRY	9,565,000	USD	158,884	BARC	3/17/2027	—	(677)
TWD	23,940,000	USD	758,459	GSI	6/30/2026	1,094	—
USD	12,984	ARS	20,775,000	BOA	7/14/2026	—	(1,362)
USD	12,984	ARS	20,775,000	CITI	7/14/2026	—	(1,362)
USD	67,695	AUD	95,000	DB	6/17/2026	—	(566)
USD	24,345	AUD	35,000	JPM	6/17/2026	—	(804)
USD	24,899	AUD	35,000	MSI	6/17/2026	—	(249)
USD	3,590	AUD	5,000	SCB	6/17/2026	—	(3)
USD	7,449,335	AUD	10,405,000	BARC	6/30/2026	—	(25,144)
USD	1,063,708	BRL	5,290,000	BOA	6/2/2026	15,050	—
USD	10,888,446	BRL	55,166,000	CITI	6/2/2026	—	(47,318)
USD	168,163	BRL	865,000	DB	6/2/2026	—	(3,310)
USD	9,108,524	BRL	45,963,000	GSI	6/2/2026	—	(2,894)
USD	818,881	BRL	4,141,000	HSBC	6/2/2026	—	(2,005)
USD	28,778	BRL	145,000	JPM	6/2/2026	35	—
USD	1,964,129	BRL	9,917,000	MSI	6/2/2026	—	(1,754)
USD	46,304	BRL	244,000	SSB	6/2/2026	—	(2,065)
USD	8,794,886	BRL	44,784,000	CITI	7/2/2026	—	(17,999)
USD	379,347	BRL	1,935,000	HSBC	7/2/2026	—	(1,435)
USD	426,746	BRL	2,206,000	HSBC	9/2/2026	—	(927)
USD	51,082	CAD	70,000	DB	6/17/2026	273	—
USD	18,453	CAD	25,000	HSBC	6/17/2026	307	—
USD	32,829	CAD	45,000	SCB	6/17/2026	166	—
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	25

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	3,680	CAD	5,000	SSB	6/17/2026	$51	—
USD	1,559,583	CAD	2,151,000	GSI	6/30/2026	—	$(2,559)
USD	1,385,526	CHF	1,084,000	JPM	6/30/2026	—	(7,421)
USD	44,651	CLP	40,600,000	BOA	6/17/2026	—	(970)
USD	24,318	CLP	22,500,000	DB	6/17/2026	—	(965)
USD	52,927	CLP	47,900,000	GSI	6/17/2026	—	(897)
USD	1,164,049	CLP	1,048,843,000	HSBC	6/30/2026	—	(14,621)
USD	111,324	CNY	761,000	CITI	6/17/2026	—	(1,285)
USD	79,064	CNY	541,000	DB	6/17/2026	—	(991)
USD	119,244	CNY	811,000	GSI	6/17/2026	—	(765)
USD	1,000,788	CNY	6,785,000	HSBC	6/29/2026	—	(4,087)
USD	199,944	COP	754,900,000	BOA	6/17/2026	—	(4,005)
USD	124,806	COP	464,000,000	CITI	6/17/2026	—	(551)
USD	91,046	COP	329,200,000	DB	6/17/2026	2,107	—
USD	192,265	COP	730,000,000	GSI	6/17/2026	—	(4,957)
USD	30,612	COP	112,500,000	SCB	6/17/2026	219	—
USD	6,059,033	COP	22,571,716,000	CITI	6/30/2026	—	(17,988)
USD	433,672	COP	1,585,500,000	HSBC	6/30/2026	6,805	—
USD	64,715	CZK	1,350,000	BARC	6/17/2026	—	(132)
USD	223,310	CZK	4,712,000	BOA	6/17/2026	—	(3,031)
USD	109,669	CZK	2,330,000	GSI	6/17/2026	—	(2,253)
USD	278,512	CZK	5,803,000	MSI	6/17/2026	—	(236)
USD	31,568	CZK	660,000	SCB	6/17/2026	—	(136)
USD	69,504	CZK	1,450,000	BARC	6/30/2026	—	(159)
USD	3,968,681	CZK	82,733,000	DB	6/30/2026	—	(6,071)
USD	10,113	DOP	600,000	CITI	6/30/2026	—	(176)
USD	123,644	DOP	7,227,000	DB	6/30/2026	—	(284)
USD	122,119	DOP	7,227,000	GSI	6/30/2026	—	(1,809)
USD	5,071	EGP	250,000	CITI	7/6/2026	300	—
USD	20,706	EGP	1,026,000	CITI	7/15/2026	1,196	—
USD	35,100	EGP	1,861,000	CITI	7/22/2026	—	(191)
USD	12,751	EGP	642,000	GSI	7/22/2026	576	—
USD	36,608	EGP	2,005,000	CITI	8/10/2026	—	(1,050)
USD	8,192	EGP	415,000	GSI	8/10/2026	397	—
USD	58,113	EUR	50,000	BARC	6/17/2026	—	(246)
USD	62,892	EUR	54,000	BOA	6/17/2026	—	(136)
USD	69,834	EUR	60,000	CITI	6/17/2026	—	(196)
USD	291,245	EUR	249,000	DB	6/17/2026	618	—
USD	75,898	EUR	65,000	GSI	6/17/2026	32	—
USD	182,611	EUR	156,000	JPM	6/17/2026	532	—
USD	99,872	EUR	85,000	MSI	6/17/2026	662	—
USD	126,381	EUR	107,000	SCB	6/17/2026	1,493	—
USD	93,318	EUR	80,000	CITI	6/30/2026	—	(108)
USD	6,274,395	EUR	5,378,000	DB	6/30/2026	—	(6,182)
USD	329,557	EUR	283,000	HSBC	6/30/2026	—	(938)
USD	168,838	EUR	145,000	MSI	6/30/2026	—	(497)
USD	231,054	EUR	199,000	SCB	6/30/2026	—	(1,344)
USD	94,519	EUR	81,000	SSB	6/30/2026	—	(75)
USD	65,386	GBP	49,000	DB	6/17/2026	—	(601)
USD	40,173	GBP	30,000	JPM	6/17/2026	—	(227)
USD	5,424	GBP	4,000	SCB	6/17/2026	37	—
USD	9,520,301	GBP	7,064,000	SSB	6/30/2026	7,699	—
USD	17,750	HUF	6,000,000	BARC	6/17/2026	—	(2,007)
USD	42,621	HUF	13,200,000	BOA	6/17/2026	—	(844)
USD	90,984	HUF	28,300,000	DB	6/17/2026	—	(2,202)
26	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	149,931	HUF	46,584,000	GSI	6/17/2026	—	$(3,460)
USD	113,009	HUF	36,082,000	MSI	6/17/2026	—	(5,800)
USD	32,654	HUF	10,100,000	SCB	6/17/2026	—	(603)
USD	375,699	HUF	115,300,000	BARC	6/30/2026	—	(3,711)
USD	100,531	HUF	30,900,000	CITI	6/30/2026	—	(1,149)
USD	100,152	IDR	1,740,000,000	BOA	6/17/2026	$2,631	—
USD	198,652	IDR	3,482,000,000	DB	6/17/2026	3,497	—
USD	31,861	IDR	541,000,000	GSI	6/17/2026	1,540	—
USD	22,720	IDR	388,000,000	SCB	6/17/2026	974	—
USD	105,679	IDR	1,832,000,000	SSB	6/17/2026	3,001	—
USD	720,426	IDR	12,731,000,000	GSI	6/30/2026	7,649	—
USD	344,162	IDR	6,155,000,000	JPM	6/30/2026	—	(441)
USD	34,919	ILS	110,000	CITI	6/17/2026	—	(4,097)
USD	3,403	ILS	10,000	GSI	6/17/2026	—	(143)
USD	36,888	ILS	115,000	SCB	6/17/2026	—	(3,901)
USD	1,510,830	ILS	4,265,000	BARC	6/30/2026	—	(1,995)
USD	1,178,341	ILS	3,380,000	GSI	6/30/2026	—	(20,569)
USD	29,750	INR	2,790,000	BARC	6/17/2026	428	—
USD	36,222	INR	3,390,000	BOA	6/17/2026	594	—
USD	94,847	INR	9,030,000	CITI	6/17/2026	—	(56)
USD	106,893	INR	10,130,000	DB	6/17/2026	428	—
USD	241,417	INR	22,670,000	GSI	6/17/2026	3,160	—
USD	66,084	INR	6,350,000	JPM	6/17/2026	—	(653)
USD	56,414	INR	5,260,000	MSI	6/17/2026	1,132	—
USD	59,007	INR	5,560,000	SCB	6/17/2026	573	—
USD	93,235	INR	8,914,000	SSB	6/17/2026	—	(449)
USD	158,201	INR	15,190,000	CITI	6/30/2026	—	(1,168)
USD	293,456	INR	28,370,000	DB	6/30/2026	—	(4,193)
USD	159,848	JPY	25,400,000	BARC	6/30/2026	—	(4)
USD	3,069,350	JPY	487,376,000	JPM	6/30/2026	2,097	—
USD	30,225	KRW	45,270,000	JPM	6/17/2026	197	—
USD	60,546	KRW	87,600,000	MSI	6/17/2026	2,440	—
USD	31,534	KRW	46,470,000	SCB	6/17/2026	710	—
USD	4,235,691	KRW	6,361,265,000	SCB	6/30/2026	14,882	—
USD	222,676	KZT	114,400,000	DB	6/15/2026	—	(10,326)
USD	58,260	MXN	1,020,000	BARC	6/17/2026	—	(499)
USD	27,477	MXN	490,000	BOA	6/17/2026	—	(750)
USD	187,747	MXN	3,310,000	CITI	6/17/2026	—	(2,930)
USD	125,728	MXN	2,193,000	DB	6/17/2026	—	(603)
USD	19,590	MXN	340,000	GSI	6/17/2026	4	—
USD	149,599	MXN	2,654,000	HSBC	6/17/2026	—	(3,288)
USD	189,268	MXN	3,324,000	MSI	6/17/2026	—	(2,216)
USD	205,380	MXN	3,697,000	SCB	6/17/2026	—	(7,591)
USD	266,082	MXN	4,615,000	SSB	6/17/2026	228	—
USD	10,931	MXN	190,000	BARC	6/30/2026	—	(2)
USD	2,460,780	MXN	42,828,000	CITI	6/30/2026	—	(3,678)
USD	2,328,566	MXN	40,426,000	HSBC	6/30/2026	2,326	—
USD	507,610	MYR	2,003,000	HSBC	6/18/2026	2,855	—
USD	746,984	MYR	2,960,000	HSBC	6/30/2026	701	—
USD	21,171	NGN	29,670,000	BOA	6/8/2026	—	(396)
USD	9,590	NGN	13,456,000	CITI	6/8/2026	—	(191)
USD	10,947	NGN	15,194,000	CITI	6/26/2026	—	(7)
USD	381,908	NOK	3,540,000	BARC	6/30/2026	—	(768)
USD	744,876	NOK	6,900,000	GSI	6/30/2026	—	(1,018)
USD	3,123,245	NOK	28,911,000	JPM	6/30/2026	—	(2,050)
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	27

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	68,004	NZD	115,000	GSI	6/17/2026	—	$(896)
USD	23,571	NZD	40,000	MSI	6/17/2026	—	(394)
USD	5,899	NZD	10,000	SCB	6/17/2026	—	(92)
USD	9,745,025	NZD	16,665,000	HSBC	6/30/2026	—	(243,692)
USD	7,510	PEN	26,000	BOA	6/17/2026	—	(101)
USD	249,035	PEN	863,000	CITI	6/17/2026	—	(3,585)
USD	83,842	PEN	291,000	SCB	6/17/2026	—	(1,339)
USD	78,899	PEN	270,000	CITI	6/30/2026	—	(94)
USD	29,564	PHP	1,830,000	BOA	6/17/2026	—	(155)
USD	24,695	PHP	1,520,000	GSI	6/17/2026	$11	—
USD	30,988	PHP	1,870,000	HSBC	6/17/2026	620	—
USD	12,172	PHP	750,000	SSB	6/17/2026	—	(7)
USD	266,961	PHP	16,460,000	BOA	6/30/2026	—	(173)
USD	242,653	PLN	898,000	BOA	6/17/2026	—	(4,944)
USD	102,387	PLN	374,000	DB	6/17/2026	—	(732)
USD	122,567	PLN	445,000	MSI	6/17/2026	—	(130)
USD	124,413	PLN	448,000	SSB	6/17/2026	890	—
USD	1,760,359	PLN	6,405,000	HSBC	6/30/2026	—	(5,590)
USD	47,143	RON	205,000	BARC	6/17/2026	1,648	—
USD	16,788	RON	75,000	SCB	6/17/2026	144	—
USD	123,055	RON	555,000	GSI	6/30/2026	—	(29)
USD	11,958	RSD	1,208,000	CITI	6/30/2026	—	(35)
USD	390,088	SEK	3,630,000	BARC	6/30/2026	—	(3,635)
USD	1,737,074	SEK	16,130,000	GSI	6/30/2026	—	(12,443)
USD	39,291	SGD	50,000	BOA	6/17/2026	75	—
USD	125,939	SGD	160,000	GSI	6/17/2026	445	—
USD	11,793	SGD	15,000	MSI	6/17/2026	28	—
USD	59,112	SGD	75,000	SCB	6/17/2026	286	—
USD	1,524,191	SGD	1,945,000	BOA	6/30/2026	—	(2,764)
USD	8,990	THB	290,000	CITI	6/17/2026	70	—
USD	25,983	THB	840,000	DB	6/17/2026	147	—
USD	85,972	THB	2,780,000	GSI	6/17/2026	468	—
USD	98,129	THB	3,160,000	HSBC	6/17/2026	936	—
USD	32,030	THB	1,040,000	MSI	6/17/2026	42	—
USD	267,976	THB	8,740,000	CITI	6/30/2026	—	(1,114)
USD	220,412	TRY	10,118,000	GSI	6/1/2026	—	(63)
USD	18,031	TRY	835,000	HSBC	6/1/2026	—	(163)
USD	19,178	TRY	890,000	SSB	6/1/2026	—	(216)
USD	263,766	TRY	12,680,000	BARC	6/17/2026	—	(8,530)
USD	1,039	TRY	49,000	DB	6/17/2026	—	(13)
USD	103,983	TRY	4,887,000	GSI	6/17/2026	—	(963)
USD	53,206	TRY	2,510,000	BARC	6/30/2026	—	(26)
USD	396,408	TRY	18,695,000	GSI	6/30/2026	—	(75)
USD	200,807	TRY	10,445,000	DB	7/17/2026	—	(17,041)
USD	182,475	TRY	9,565,000	BARC	9/16/2026	—	(5,332)
USD	96,315	TRY	5,280,000	DB	9/16/2026	—	(7,357)
USD	148,773	TRY	7,850,000	BARC	11/4/2026	1,918	—
USD	172,014	TRY	9,565,000	BARC	12/16/2026	90	—
USD	137,072	TRY	7,850,000	BARC	1/29/2027	1,618	—
USD	137,767	TRY	7,985,000	JPM	2/10/2027	1,471	—
USD	160,387	TRY	9,565,000	GSI	3/17/2027	2,180	—
USD	7,470	UYU	300,000	CITI	6/30/2026	17	—
USD	65,509	ZAR	1,120,000	BARC	6/17/2026	—	(3,478)
USD	249,240	ZAR	4,175,000	BOA	6/17/2026	—	(7,920)
USD	121,534	ZAR	2,039,000	CITI	6/17/2026	—	(4,059)
28	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	49,094	ZAR	805,000	DB	6/17/2026	—	$(490)
USD	227,122	ZAR	3,778,000	GSI	6/17/2026	—	(5,585)
USD	17,834	ZAR	300,000	MSI	6/17/2026	—	(645)
USD	222,790	ZAR	3,725,000	SSB	6/17/2026	—	(6,652)
USD	384,822	ZAR	6,320,000	BARC	6/30/2026	—	(4,043)
USD	1,014,777	ZAR	16,770,000	MSI	6/30/2026	—	(17,070)
UYU	14,990,000	USD	373,229	CITI	6/30/2026	—	(853)
ZAR	530,000	USD	32,390	BARC	6/17/2026	$255	—
ZAR	840,000	USD	50,039	BOA	6/17/2026	1,701	—
ZAR	2,620,000	USD	158,052	CITI	6/17/2026	3,327	—
ZAR	1,512,000	USD	90,808	DB	6/17/2026	2,324	—
ZAR	1,900,000	USD	113,702	GSI	6/17/2026	3,328	—
ZAR	500,000	USD	29,228	MSI	6/17/2026	1,569	—
ZAR	1,270,000	USD	75,891	SCB	6/17/2026	2,335	—
ZAR	23,661,000	USD	1,431,761	MSI	6/30/2026	24,084	—
						$551,933	$(821,085)
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	20,430,000	AUD	3 month AUD BBR BBSW	Fixed 4.750%	Quarterly	Quarterly	Jun 2028	$1,646	$62,738	$64,384
Centrally cleared	250,000	USD	Fixed 3.704%	1 day USD Compounded SOFR	Annual	Annual	May 2029	—	1,679	1,679
Centrally cleared	18,910,000	CNY	Fixed 2.010%	1 week CNY CNREPOFIX	Quarterly	Quarterly	Sep 2029	—	(49,960)	(49,960)
Centrally cleared	9,430,000	CNY	Fixed 1.753%	1 week CNY CNREPOFIX	Quarterly	Quarterly	Sep 2029	—	(14,247)	(14,247)
Centrally cleared	18,580,000	CNY	Fixed 1.573%	1 week CNY CNREPOFIX	Quarterly	Quarterly	Jun 2030	—	(10,149)	(10,149)
Centrally cleared	29,070,000	NOK	6 month NOK NIBOR	Fixed 3.909%	Annual	Semi-Annual	Dec 2030	—	(95,376)	(95,376)
Centrally cleared	21,485,000	CNY	Fixed 1.604%	1 week CNY CNREPOFIX	Quarterly	Quarterly	Dec 2030	—	(15,526)	(15,526)
Centrally cleared	2,540,000	AUD	6 month AUD BBR BBSW	Fixed 4.182%	Semi-Annual	Semi-Annual	Dec 2030	—	(39,604)	(39,604)
Centrally cleared	3,547,596	BRL	1 day BRL CDI	Fixed 13.470%	At Maturity	At Maturity	Jan 2031	—	(9,202)	(9,202)
Centrally cleared	7,145,390,000	KRW	3 month KRW Certificate of Deposit Rate	Fixed 3.160%	Quarterly	Quarterly	Mar 2031	(41,424)	(113,136)	(154,560)
Centrally cleared	10,910,000	CNY	Fixed 1.592%	1 week CNY CNREPOFIX	Quarterly	Quarterly	Mar 2031	137	(7,070)	(6,933)
Centrally cleared	10,885,000	CNY	Fixed 1.631%	1 week CNY CNREPOFIX	Quarterly	Quarterly	Mar 2031	—	(9,823)	(9,823)
Centrally cleared	10,885,000	CNY	Fixed 1.629%	1 week CNY CNREPOFIX	Quarterly	Quarterly	Mar 2031	—	(9,674)	(9,674)
Centrally cleared	2,359,360,000	KRW	3 month KRW Certificate of Deposit Rate	Fixed 3.440%	Quarterly	Quarterly	Mar 2031	2,251	(33,892)	(31,641)
Centrally cleared	33,325,000	CZK	6 month CZK PRIBOR	Fixed 3.795%	Annual	Semi-Annual	Mar 2031	—	(29,786)	(29,786)
Centrally cleared	3,745,000	AUD	6 month AUD BBR BBSW	Fixed 5.150%	Semi-Annual	Semi-Annual	Jun 2031	—	48,415	48,415
Centrally cleared	3,745,000	AUD	6 month AUD BBR BBSW	Fixed 5.170%	Semi-Annual	Semi-Annual	Jun 2031	—	50,773	50,773
Centrally cleared	11,000,000	CNY	Fixed 1.607%	1 week CNY CNREPOFIX	Quarterly	Quarterly	Jun 2031	—	(7,764)	(7,764)
Centrally cleared	11,675,000	CNY	Fixed 1.580%	1 week CNY CNREPOFIX	Quarterly	Quarterly	Jun 2031	—	(6,042)	(6,042)
Centrally cleared	11,250,000	CNY	Fixed 1.558%	1 week CNY CNREPOFIX	Quarterly	Quarterly	Jun 2031	—	(4,023)	(4,023)
Centrally cleared	5,250,553	ILS	Fixed 3.515%	1 day ILS SHIR Compounded OIS	Annual	Annual	Jun 2031	—	(18,418)	(18,418)
Centrally cleared	4,737,691	ILS	Fixed 3.530%	1 day ILS SHIR Compounded OIS	Annual	Annual	Jun 2031	—	(17,762)	(17,762)
Centrally cleared	18,860,000	CNY	Fixed 1.560%	1 week CNY CNREPOFIX	Quarterly	Quarterly	Jun 2031	—	(7,079)	(7,079)
Centrally cleared	4,785,000	AUD	6 month AUD BBR BBSW	Fixed 4.948%	Semi-Annual	Semi-Annual	Jun 2031	—	31,045	31,045
Centrally cleared	10,810,000	AUD	6 month AUD BBR BBSW	Fixed 4.910%	Semi-Annual	Semi-Annual	Jun 2031	(25,797)	82,771	56,974
Centrally cleared	23,005,000	CNY	Fixed 1.570%	1 week CNY CNREPOFIX	Quarterly	Quarterly	Jun 2031	—	(10,270)	(10,270)
Centrally cleared	4,835,000	ILS	Fixed 3.590%	1 day ILS SHIR Compounded OIS	Annual	Annual	Jun 2031	—	(22,794)	(22,794)
Centrally cleared	3,230,000	CNY	Fixed 1.583%	1 week CNY CNREPOFIX	Quarterly	Quarterly	Jun 2031	—	(1,740)	(1,740)
Centrally cleared	475,000	USD	Fixed 3.590%	1 day USD Compounded SOFR	Annual	Annual	Nov 2032	29	8,569	8,598
Centrally cleared	5,820,000	ILS	Fixed 3.960%	1 day ILS SHIR Compounded OIS	Annual	Annual	Mar 2036	—	(70,157)	(70,157)
Centrally cleared	2,070,000	SGD	Fixed 2.260%	1 day SGD Compounded SORA	Semi-Annual	Semi-Annual	Mar 2036	—	(18,289)	(18,289)
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	29

Interest rate swaps (continued)
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	1,175,000	CHF	Fixed 0.935%	1 day CHF SARON Compounded OIS	Annual	Annual	Mar 2036	—	$(1,537)	$(1,537)
Centrally cleared	546,000	CHF	Fixed 0.963%	1 day CHF SARON Compounded OIS	Annual	Annual	Mar 2036	—	(1,678)	(1,678)
Centrally cleared	1,175,000	SGD	Fixed 2.140%	1 day SGD Compounded SORA	Semi-Annual	Semi-Annual	Jun 2036	$(1,031)	4,002	2,971
Centrally cleared	1,075,000	SGD	Fixed 2.131%	1 day SGD Compounded SORA	Semi-Annual	Semi-Annual	Jun 2036	—	3,403	3,403
Centrally cleared	884,357,857	CLP	Fixed 5.277%	1 day CLP CLICP	Semi-Annual	Semi-Annual	Jun 2036	—	327	327
Centrally cleared	3,943,020,000	COP	1 day COP IBR Compounded OIS	Fixed 11.781%	Quarterly	Quarterly	Jun 2036	—	19,588	19,588
Centrally cleared	2,640,000	ILS	Fixed 3.785%	1 day ILS SHIR Compounded OIS	Annual	Annual	Jun 2036	—	(17,902)	(17,902)
Centrally cleared	1,520,500,000	COP	1 day COP IBR Compounded OIS	Fixed 11.748%	Quarterly	Quarterly	Jun 2036	—	6,746	6,746
Centrally cleared	868,195,000	CLP	Fixed 5.337%	1 day CLP CLICP	Semi-Annual	Semi-Annual	Jun 2036	—	(4,313)	(4,313)
Centrally cleared	8,160,000	SEK	Fixed 3.047%	3 month SEK STIBOR	Annual	Quarterly	Jun 2036	—	(13,855)	(13,855)
Centrally cleared	2,267,820,000	COP	1 day COP IBR Compounded OIS	Fixed 12.027%	Quarterly	Quarterly	Jun 2036	—	19,992	19,992
Centrally cleared	2,718,820,000	COP	1 day COP IBR Compounded OIS	Fixed 12.027%	Quarterly	Quarterly	Jun 2036	—	23,967	23,967
Centrally cleared	755,940,000	COP	1 day COP IBR Compounded OIS	Fixed 11.849%	Quarterly	Quarterly	Jun 2036	—	4,556	4,556
Centrally cleared	3,736,890,000	COP	1 day COP IBR Compounded OIS	Fixed 11.507%	Quarterly	Quarterly	Jun 2036	—	2,501	2,501
Centrally cleared	8,025,000	SEK	Fixed 2.834%	3 month SEK STIBOR	Annual	Quarterly	Jun 2036	—	2,596	2,596
Centrally cleared	3,470,000	MYR	Fixed 3.845%	3 month MYR KLIBOR	Quarterly	Quarterly	Jun 2036	—	(8,193)	(8,193)
Centrally cleared	3,465,000	MYR	Fixed 3.823%	3 month MYR KLIBOR	Quarterly	Quarterly	Jun 2036	—	(1,478)	(1,478)
Centrally cleared	2,725,000	USD	1 day USD Compounded SOFR	Fixed 4.642%	Annual	Annual	Apr 2046	—	(4,025)	(4,025)
Centrally cleared	320,000	EUR	Fixed 3.024%	6 month EUR EURIBOR	Annual	Semi-Annual	Mar 2056	—	8,099	8,099
Centrally cleared	2,425,000	USD	1 day USD Compounded SOFR	Fixed 4.130%	Annual	Annual	Jun 2056	11,199	(62,247)	(51,048)
Centrally cleared	1,800,000	SEK	Fixed 3.181%	3 month SEK STIBOR	Annual	Quarterly	Jun 2056	—	(6,802)	(6,802)
Centrally cleared	1,800,000	SEK	Fixed 3.184%	3 month SEK STIBOR	Annual	Quarterly	Jun 2056	—	(6,907)	(6,907)
Centrally cleared	3,555,000	SEK	Fixed 3.144%	3 month SEK STIBOR	Annual	Quarterly	Jun 2056	—	(10,600)	(10,600)
Centrally cleared	495,000	EUR	Fixed 2.866%	6 month EUR EURIBOR	Annual	Semi-Annual	Jun 2076	—	4,952	4,952
								$(52,990)	$(374,601)	$(427,591)

Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BARC	Emirate of Abu Dhabi	770,000	USD	$770,000	1.000%	Quarterly	Jun 2031	$(20,200)	$(1,393)	$(21,593)
BARC	Government of Malaysia	1,795,000	USD	1,795,000	1.000%	Quarterly	Jun 2031	(49,769)	(7,520)	(57,289)
BARC	Petroleo Brasileiro SA	265,000	USD	265,000	1.000%	Quarterly	Jun 2031	3,200	(549)	2,651
BARC	Republic of Chile	255,000	USD	255,000	1.000%	Quarterly	Jun 2031	(6,319)	(974)	(7,293)
BARC	Republic of Indonesia	1,050,000	USD	1,050,000	1.000%	Quarterly	Jun 2031	(3,531)	(3,535)	(7,066)
BARC	Republic of Indonesia	265,000	USD	265,000	1.000%	Quarterly	Jun 2031	(1,370)	(413)	(1,783)
BARC	Republic of Peru	260,000	USD	260,000	1.000%	Quarterly	Jun 2031	(3,614)	(1,051)	(4,665)
BOA	Petroleo Brasileiro SA	270,000	USD	270,000	1.000%	Quarterly	Jun 2031	3,015	(314)	2,701
BOA	Republic of Panama	265,000	USD	265,000	1.000%	Quarterly	Jun 2031	(1,318)	(534)	(1,852)
BOA	State of Qatar	1,540,000	USD	1,540,000	1.000%	Quarterly	Jun 2031	(44,647)	(5,164)	(49,811)
BOA	United Mexican States	260,000	USD	260,000	1.000%	Quarterly	Jun 2031	(1,526)	(763)	(2,289)
BOA	United Mexican States	265,000	USD	265,000	1.000%	Quarterly	Jun 2031	(1,672)	(661)	(2,333)
CITI	Petroleo Brasileiro SA	1,875,000	USD	1,875,000	1.000%	Quarterly	Jun 2031	29,075	(10,316)	18,759
DB	Republic of Panama	3,160,000	USD	3,160,000	1.000%	Quarterly	Jun 2031	(499)	(21,588)	(22,087)
DB	United Mexican States	2,095,000	USD	2,095,000	1.000%	Quarterly	Jun 2031	(10,442)	(8,000)	(18,442)
DB	United Mexican States	265,000	USD	265,000	1.000%	Quarterly	Jun 2031	(1,433)	(900)	(2,333)
GSI	Federative Republic of Brazil	1,595,000	USD	1,595,000	1.000%	Quarterly	Jun 2031	17,851	(7,544)	10,307
GSI	Federative Republic of Brazil	265,000	USD	265,000	1.000%	Quarterly	Jun 2031	2,116	(404)	1,712
GSI	Federative Republic of Brazil	265,000	USD	265,000	1.000%	Quarterly	Jun 2031	1,988	(276)	1,712
GSI	Republic of Chile	770,000	USD	770,000	1.000%	Quarterly	Jun 2031	(17,558)	(4,464)	(22,022)
GSI	Republic of Colombia	560,000	USD	560,000	1.000%	Quarterly	Jun 2031	27,771	(1,200)	26,571
30	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Credit default swaps - Buyer (continued)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
GSI	Republic of Peru	1,815,000	USD	$1,815,000	1.000%	Quarterly	Jun 2031	$(25,209)	$(7,355)	$(32,564)
GSI	Republic of Peru	260,000	USD	260,000	1.000%	Quarterly	Jun 2031	(3,667)	(998)	(4,665)
GSI	United Mexican States	265,000	USD	265,000	1.000%	Quarterly	Jun 2031	(1,333)	(1,000)	(2,333)
JPM	People’s Republic of China	1,795,000	USD	1,795,000	1.000%	Quarterly	Jun 2031	(51,097)	(1,559)	(52,656)
				$22,245,000				$(160,188)	$(88,475)	$(248,663)
Centrally cleared	CDX.EM.45	3,800,000	USD	3,800,000	1.000%	Quarterly	Jun 2031	105,744	(28,331)	77,413
Centrally cleared	CDX.NA.46	4,160,000	USD	4,160,000	1.000%	Quarterly	Jun 2031	(91,877)	(10,162)	(102,039)
Centrally cleared	CDX.NA.HY.46	727,650	USD	727,650	5.000%	Quarterly	Jun 2031	(59,427)	(8,475)	(67,902)
Centrally cleared	iTraxx Europe Senior Financials Series 45 Version 1	1,790,000	EUR	2,086,379	1.000%	Quarterly	Jun 2031	(43,001)	(5,087)	(48,088)
Centrally cleared	iTraxx Europe Sub Financials Series 45 Version 1	2,715,000	EUR	3,175,305	1.000%	Quarterly	Jun 2031	(6,868)	(13,471)	(20,339)
				$13,949,334				$(95,429)	$(65,526)	$(160,955)
				$36,194,334				$(255,617)	$(154,001)	$(409,618)

Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	CDX.NA.HY.45	2.837%	24,500	USD	$24,500	5.000%	Quarterly	Dec 2030	$1,117	$1,194	$2,311
					$24,500				$1,117	$1,194	$2,311

Total return swaps
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	iBoxx $ Liquid High Yield Index	1 day USD Compounded SOFR	At Maturity	USD	2,085,000	Jun 2026	BOA	—	$(22,258)	$(22,258)
Pay	iBoxx $ Liquid High Yield Index	1 day USD Compounded SOFR	At Maturity	USD	2,080,000	Jun 2026	BOA	—	(15,801)	(15,801)
Pay	iBoxx $ Liquid High Yield Index	1 day USD Compounded SOFR	At Maturity	USD	620,000	Jun 2026	JPM	—	(8,754)	(8,754)
Pay	iBoxx $ Liquid High Yield Index	1 day USD Compounded SOFR	At Maturity	USD	1,635,000	Jun 2026	JPM	—	(24,760)	(24,760)
Pay	iBoxx $ Liquid High Yield Index	1 day USD Compounded SOFR	At Maturity	USD	535,000	Jun 2026	JPM	—	1,032	1,032
Pay	iBoxx $ Liquid High Yield Index	1 day USD Compounded SOFR	At Maturity	USD	1,180,000	Dec 2026	JPM	—	(18,945)	(18,945)
Pay	iBoxx $ Liquid High Yield Index	1 day USD Compounded SOFR	At Maturity	USD	1,025,000	Jun 2026	MSI	—	(14,473)	(14,473)
Pay	iBoxx $ Liquid High Yield Index	1 day USD Compounded SOFR	At Maturity	USD	1,615,000	Jun 2026	MSI	—	(25,090)	(25,090)
Pay	iBoxx $ Liquid High Yield Index	1 day USD Compounded SOFR	At Maturity	USD	3,575,000	Sep 2026	MSI	—	(26,790)	(26,790)
Pay	iBoxx $ Liquid High Yield Index	1 day USD Compounded SOFR	At Maturity	USD	3,575,000	Sep 2026	MSI	—	(50,625)	(50,625)
Pay	iBoxx $ Liquid High Yield Index	1 day USD Compounded SOFR	At Maturity	USD	1,050,000	Sep 2026	MSI	—	(11,184)	(11,184)
Pay	iBoxx $ Liquid High Yield Index	1 day USD Compounded SOFR	At Maturity	USD	1,055,000	Sep 2026	MSI	—	(389)	(389)
Pay	iBoxx $ Liquid High Yield Index	1 day USD Compounded SOFR	At Maturity	USD	13,020,000	Dec 2026	MSI	—	(219,280)	(219,280)
Receive	iBoxx $ Liquid Leveraged Loan Index	1 day USD Compounded SOFR	At Maturity	USD	1,580,000	Sep 2026	MSI	—	8,644	8,644
Receive	iBoxx $ Liquid Leveraged Loan Index	1 day USD Compounded SOFR	At Maturity	USD	525,000	Sep 2026	MSI	—	3,972	3,972
								—	$(424,701)	$(424,701)
* Fund will pay or receive the total return of the reference asset depending on whether the return is positive or negative. For contracts where the fund has elected to receive the total return of the reference asset if positive, it will be responsible for paying the floating rate and the total return of the reference asset if negative. If the fund has elected to pay the total return of the reference asset if positive, it will receive the floating rate and the total return of the reference asset if negative. The total return of the reference asset is paid out at maturity while the floating rate is paid on a quarterly basis until maturity.
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	31

Inflation swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	USD notional amount	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
CITI	1,155,000	USD	$1,155,000	Fixed 2.793%	USA CPI All Urban Consumers	At Maturity	At Maturity	Feb 2052	—	$(40,297)	$(40,297)
			$1,155,000						—	$(40,297)	$(40,297)
Centrally cleared	1,975,000	USD	1,975,000	Fixed 2.379%	USA CPI All Urban Consumers	At Maturity	At Maturity	Mar 2056	$9,842	8,787	18,629
Centrally cleared	1,245,000	USD	1,245,000	Fixed 2.407%	USA CPI All Urban Consumers	At Maturity	At Maturity	Mar 2056	932	4,944	5,876
			$3,220,000						$10,774	$13,731	$24,505
			$4,375,000						$10,774	$(26,566)	$(15,792)
Reference rates as of May 31, 2026 were as follows:
1 day BRL CDI - 14.400%
1 day CHF SARON Compounded OIS - (0.056%)
1 day CLP CLICP - 4.500%
1 day COP IBR Compounded OIS - 10.544%
1 day ILS SHIR Compounded OIS - 3.750%
1 day SGD Compounded SORA - 0.870%
1 day USD Compounded SOFR - 3.630%
1 week CNY CNREPOFIX - 1.390%
3 month AUD BBR BBSW - 4.456%
3 month KRW Certificate of Deposit Rate - 2.860%
3 month MYR KLIBOR - 3.350%
3 month SEK STIBOR - 2.007%
6 month AUD BBR BBSW - 4.816%
6 month CZK PRIBOR - 3.680%
6 month EUR EURIBOR - 2.547%
6 month NOK NIBOR - 4.790%
USA CPI All Urban Consumers - 4.200%
Derivatives Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Republic Koruna
DOP	Dominican Republic Peso
EGP	Egyptian Pound
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
KZT	Kazakhstan Tenge
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
32	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

PLN	Polish Zloty
RON	Romanian New Leu
RSD	Serbian Dinar
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Bhat
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	U.S. Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Derivatives Abbreviations
BARC	Barclays Bank PLC
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Rate
BOA	Bank of America, N.A.
CDI	Brazil Interbank Deposit Rate
CITI	Citibank, N.A.
CLICP	Sinacofi Chile Interbank Rate Average
CNREPOFIX	China Fixing Repo Rate
CPI	Consumer Price Index
DB	Deutsche Bank AG
EURIBOR	Euro Interbank Offered Rate
GSI	Goldman Sachs International
HSBC	HSBC Bank PLC
IBR	Colombia Overnight Interbank Rate
JPM	JPMorgan Chase Bank, N.A.
KLIBOR	Kuala Lumpur Interbank Offered Rate
MSI	Morgan Stanley & Co. International PLC
NIBOR	Norwegian Interbank Offered Rate
OIS	Overnight Index Swap
OTC	Over-the-counter
PRIBOR	Prague Interbank Offered Rate
SARON	Swiss Average Rate Overnight
SCB	Standard Chartered Bank
SHIR	Shekel Overnight Interest Rate
SOFR	Secured Overnight Financing Rate
SORA	Singapore Overnight Rate Average
SSB	State Street Bank and Trust Company
STIBOR	Stockholm Interbank Offered Rate
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	33

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts are typically valued based on the settlement price. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of May 31, 2026, by major security category or type:
	Total value at 5-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
U.S. Government and Agency obligations	$45,893,994	—	$45,893,994	—
Foreign government obligations	64,475,024	—	64,475,024	—
Corporate bonds	19,034,608	—	19,034,608	—
Convertible bonds	14,083,260	—	14,083,260	—
Term loans	5,000,324	—	5,000,324	—
Collateralized mortgage obligations	7,957,064	—	7,957,064	—
Asset-backed securities	5,728,621	—	5,728,621	—
Common stocks	42,491	$33,776	20	$8,695
Preferred securities	3,655,719	3,655,719	—	—
Exchange-traded funds	151,384	151,384	—	—
Escrow certificates	604	—	—	604
Short-term investments	20,977,826	19,459,547	1,518,279	—
Total investments in securities	$187,000,919	$23,300,426	$163,691,194	$9,299
Liabilities
Sale commitments outstanding	$(9,623,808)	—	$(9,623,808)	—
Derivatives:
Assets
Futures	206,308	$206,308	—	—
Forward foreign currency contracts	551,933	—	551,933	—
34	|

	Total value at 5-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Swap contracts	$543,856	—	$543,856	—
Liabilities
Futures	(91,401)	$(91,401)	—	—
Forward foreign currency contracts	(821,085)	—	(821,085)	—
Swap contracts	(1,819,247)	—	(1,819,247)	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	148,809	$6,728,570	$45,873,028	$(51,113,648)	$433	$(186)	$21,978	—	$1,488,197
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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